UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2014

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VCA-SEM

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research Bond Series	16.9%
MFS Limited Maturity Portfolio	12.0%
MFS Inflation-Adjusted Bond Portfolio	10.0%
MFS Government Securities Portfolio	10.0%
MFS Global Governments Portfolio	8.0%
MFS Growth Series	6.0%
MFS Research Series	6.0%
MFS Value Series	5.9%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.0%
MFS Mid Cap Growth Series	4.0%
MFS Research International Portfolio	4.0%
MFS International Growth Portfolio	2.0%
MFS International Value Portfolio	2.0%
MFS Global Real Estate Portfolio	2.0%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Other	0.2%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.03%	$1,000.00	$1,043.07	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,041.34	$1.42
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.8%
MFS Global Governments Portfolio – Initial Class (a)	6,306,430	$69,370,731
MFS Global Real Estate Portfolio – Initial Class	1,243,304	17,331,659
MFS Government Securities Portfolio – Initial Class	6,599,252	86,648,179
MFS Growth Series – Initial Class	1,293,706	51,968,170
MFS High Yield Portfolio – Initial Class	6,559,459	43,292,431
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,144,166	86,735,372
MFS International Growth Portfolio – Initial Class	1,132,183	17,345,036
MFS International Value Portfolio – Initial Class	750,523	17,344,575
MFS Limited Maturity Portfolio – Initial Class	9,987,626	103,971,188
MFS Mid Cap Growth Series – Initial Class	3,764,827	34,674,057
MFS Mid Cap Value Portfolio – Initial Class	3,171,900	34,700,586
MFS New Discovery Series – Initial Class	399,755	8,682,676
MFS New Discovery Value Portfolio – Initial Class	692,318	8,674,748
MFS Research Bond Series – Initial Class	10,728,317	147,299,788
MFS Research International Portfolio – Initial Class	2,086,333	34,570,544

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS Research Series – Initial Class	1,717,698	$51,926,024
MFS Value Series – Initial Class	2,559,521	51,702,314

Total Underlying Affiliated Funds (Identified Cost, $772,227,544)		$866,238,078

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,088,447	$1,088,447

Total Investments (Identified Cost, $773,315,991)		$867,326,525

OTHER ASSETS, LESS LIABILITIES – 0.1%		625,680

Net Assets – 100.0%		$867,952,205

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $773,315,991)	$867,326,525
Receivable for investments sold	2,323,729
Other assets	3,877
Total assets		$869,654,131
Liabilities
Payable for fund shares reacquired	$1,585,727
Payable to affiliates
Administrator	192
Shareholder servicing costs	266
Distribution and/or service fees	23,655
Payable for independent Trustees’ compensation	589
Accrued expenses and other liabilities	91,497
Total liabilities		$1,701,926
Net assets		$867,952,205
Net assets consist of
Paid-in capital	$749,189,779
Unrealized appreciation (depreciation) on investments	94,010,534
Accumulated net realized gain (loss) on investments	12,791,606
Undistributed net investment income	11,960,286
Net assets		$867,952,205
Shares of beneficial interest outstanding		71,774,867

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$4,116,322	339,995	$12.11
Service Class	863,835,883	71,434,872	12.09

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Dividends from underlying affiliated funds		$528
Expenses
Distribution and/or service fees	$1,083,180
Shareholder servicing costs	10,888
Administrative services fee	8,677
Independent Trustees’ compensation	8,483
Custodian fee	35,456
Shareholder communications	20,247
Audit and tax fees	19,195
Legal fees	5,043
Miscellaneous	12,744
Total expenses		$1,203,913
Fees paid indirectly	(2)
Reduction of expenses by investment adviser	(935)
Net expenses		$1,202,976
Net investment loss		$(1,202,448)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds		$4,725,166
Change in unrealized appreciation (depreciation) on investments		$31,992,195
Net realized and unrealized gain (loss) on investments		$36,717,361
Change in net assets from operations		$35,514,913

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income (loss)	$(1,202,448)	$5,845,790
Net realized gain (loss) on investments	4,725,166	16,340,409
Net unrealized gain (loss) on investments	31,992,195	63,054,147
Change in net assets from operations	$35,514,913	$85,240,346
Distributions declared to shareholders
From net investment income	$—	$(25,330,153)
From net realized gain on investments	—	(66,949,269)
Total distributions declared to shareholders	$—	$(92,279,422)
Change in net assets from fund share transactions	$(68,224,149)	$(63,442,221)
Total change in net assets	$(32,709,236)	$(70,481,297)
Net assets
At beginning of period	900,661,441	971,142,738
At end of period (including undistributed net investment income of $11,960,286 and $13,162,734, respectively)	$867,952,205	$900,661,441

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.61		$11.80	$11.47	$11.79	$10.94	$9.19
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.11	$0.14	$0.19	$0.14	$0.33
Net realized and unrealized gain (loss) on investments	0.50		0.97	0.88	(0.08)	0.94	1.45
Total from investment operations	$0.50		$1.08	$1.02	$0.11	$1.08	$1.78
Less distributions declared to shareholders
From net investment income	$—		$(0.37)	$(0.35)	$(0.17)	$(0.16)	$(0.03)
From net realized gain on investments	—		(0.90)	(0.34)	(0.26)	(0.07)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.27)	$(0.69)	$(0.43)	$(0.23)	$(0.03)
Net asset value, end of period (x)	$12.11		$11.61	$11.80	$11.47	$11.79	$10.94
Total return (%) (k)(r)(s)(x)	4.31	(n)	9.82	8.90	0.97	9.92	19.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.16	0.20	0.21	0.26
Expenses after expense reductions (f)(h)	0.03	(a)	0.03	N/A	N/A	0.20	0.20
Net investment income (loss) (l)	(0.03	)(a)	0.93	1.14	1.57	1.27	3.15
Portfolio turnover	1	(n)	1	57	7	16	12
Net assets at end of period (000 omitted)	$4,116		$4,167	$5,024	$5,505	$5,053	$1,708

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$11.61		$11.80	$11.46	$11.79	$10.94	$9.18
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.07	$0.14	$0.18	$0.13	$0.20
Net realized and unrealized gain (loss) on investments	0.50		0.98	0.86	(0.11)	0.92	1.56
Total from investment operations	$0.48		$1.05	$1.00	$0.07	$1.05	$1.76
Less distributions declared to shareholders
From net investment income	$—		$(0.34)	$(0.32)	$(0.14)	$(0.13)	$(0.00	)(w)
From net realized gain on investments	—		(0.90)	(0.34)	(0.26)	(0.07)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.24)	$(0.66)	$(0.40)	$(0.20)	$(0.00	)(w)
Net asset value, end of period (x)	$12.09		$11.61	$11.80	$11.46	$11.79	$10.94
Total return (%) (k)(r)(s)(x)	4.13	(n)	9.52	8.72	0.63	9.64	19.22
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.41	0.45	0.47	0.53
Expenses after expense reductions (f)(h)	0.28	(a)	0.28	N/A	N/A	0.45	0.45
Net investment income (loss) (l)	(0.28	)(a)	0.62	1.14	1.52	1.18	2.01
Portfolio turnover	1	(n)	1	57	7	16	12
Net assets at end of period (000 omitted)	$863,836		$896,495	$966,119	$944,392	$756,690	$364,790

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$867,326,525	$—	$—	$867,326,525

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$25,330,153
Long-term capital gains	66,949,269
Total distributions	$92,279,422

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$774,777,324
Gross appreciation	95,411,110
Gross depreciation	(2,861,909)
Net unrealized appreciation (depreciation)	$92,549,201

As of 12/31/13
Undistributed ordinary income	16,965,082
Undistributed long-term capital gain	5,725,425
Net unrealized appreciation (depreciation)	60,557,006

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$153,584	$—	$370,609
Service Class	—	25,176,569	—	66,578,660
Total	$—	$25,330,153	$—	$66,949,269

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $10,875, which equated to 0.0025% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0020% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,000 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $935, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of shares of underlying funds aggregated $6,132,955 and $75,528,901, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	11,202	$131,407	28,789	$341,906
Service Class	684,133	8,066,423	1,266,568	15,297,074
	695,335	$8,197,830	1,295,357	$15,638,980
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	47,654	$524,193
Service Class	—	—	8,333,808	91,755,229
	—	$—	8,381,462	$92,279,422
Shares reacquired
Initial Class	(30,083)	$(354,724)	(143,242)	$(1,644,768)
Service Class	(6,458,616)	(76,067,255)	(14,268,578)	(169,715,855)
	(6,488,699)	$(76,421,979)	(14,411,820)	$(171,360,623)
Net change
Initial Class	(18,881)	$(223,317)	(66,799)	$(778,669)
Service Class	(5,774,483)	(68,000,832)	(4,668,202)	(62,663,552)
	(5,793,364)	$(68,224,149)	(4,735,001)	$(63,442,221)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,819 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Global Governments Portfolio	6,804,953	35,850	(534,373)	6,306,430
MFS Global Real Estate Portfolio	1,430,547	3,344	(190,587)	1,243,304
MFS Government Securities Portfolio	7,018,777	43,713	(463,238)	6,599,252

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Share/Par Amount	Acquisitions Share/Par Amount	Dispositions Share/Par Amount	Ending Share/Par Amount
MFS Growth Series	1,391,185	19,879	(117,358)	1,293,706
MFS High Yield Portfolio	7,160,100	18,391	(619,032)	6,559,459
MFS Inflation-Adjusted Bond Portfolio	8,918,572	21,232	(795,638)	8,144,166
MFS Institutional Money Market Portfolio	1,352,298	38,813,614	(39,077,465)	1,088,447
MFS International Growth Portfolio	1,227,482	11,780	(107,079)	1,132,183
MFS International Value Portfolio	828,399	5,718	(83,594)	750,523
MFS Limited Maturity Portfolio	10,430,039	54,577	(496,990)	9,987,626
MFS Mid Cap Growth Series	4,027,177	60,788	(323,138)	3,764,827
MFS Mid Cap Value Portfolio	3,603,646	27,859	(459,605)	3,171,900
MFS New Discovery Series	412,017	14,212	(26,474)	399,755
MFS New Discovery Value Portfolio	746,782	13,127	(67,591)	692,318
MFS Research Bond Series	11,605,875	56,214	(933,772)	10,728,317
MFS Research International Portfolio	2,253,105	21,597	(188,369)	2,086,333
MFS Research Series	1,890,718	14,590	(187,610)	1,717,698
MFS Value Series	2,819,176	24,182	(283,837)	2,559,521

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(181,315)	$—	$—	$69,370,731
MFS Global Real Estate Portfolio	225,737	—	—	17,331,659
MFS Government Securities Portfolio	(257,258)	—	—	86,648,179
MFS Growth Series	951,366	—	—	51,968,170
MFS High Yield Portfolio	62,620	—	—	43,292,431
MFS Inflation-Adjusted Bond Portfolio	(653,317)	—	—	86,735,372
MFS Institutional Money Market Portfolio	—	—	528	1,088,447
MFS International Growth Portfolio	282,386	—	—	17,345,036
MFS International Value Portfolio	427,489	—	—	17,344,575
MFS Limited Maturity Portfolio	10,610	—	—	103,971,188
MFS Mid Cap Growth Series	590,145	—	—	34,674,057
MFS Mid Cap Value Portfolio	709,809	—	—	34,700,586
MFS New Discovery Series	81,025	—	—	8,682,676
MFS New Discovery Value Portfolio	142,795	—	—	8,674,748
MFS Research Bond Series	(681,250)	—	—	147,299,788
MFS Research International Portfolio	508,526	—	—	34,570,544
MFS Research Series	1,047,546	—	—	51,926,024
MFS Value Series	1,458,252	—	—	51,702,314
	$4,725,166	$—	$528	$867,326,525

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MFS Conservative Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VMA-SEM

MFS® MODERATE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Research Bond Series	12.0%
MFS Government Securities Portfolio	10.0%
MFS Growth Series	9.0%
MFS Value Series	9.0%
MFS Research Series	8.0%
MFS Mid Cap Value Portfolio	7.0%
MFS Mid Cap Growth Series	7.0%
MFS Research International Portfolio	7.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS Global Governments Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Limited Maturity Portfolio	3.9%
MFS International Value Portfolio	3.0%
MFS Global Real Estate Portfolio	3.0%
MFS International Growth Portfolio	3.0%
MFS New Discovery Series	1.5%
MFS New Discovery Value Portfolio	1.5%
Cash & Other	0.1%

Portfolio actual allocation

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.02%	$1,000.00	$1,044.55	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,043.85	$1.37
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class (a)	10,320,122	$113,521,342
MFS Global Real Estate Portfolio – Initial Class	4,890,149	68,168,674
MFS Government Securities Portfolio – Initial Class	17,220,248	226,101,854
MFS Growth Series – Initial Class	5,083,692	204,211,902
MFS High Yield Portfolio – Initial Class	17,158,348	113,245,097
MFS Inflation-Adjusted Bond Portfolio – Initial Class	10,666,775	113,601,156
MFS International Growth Portfolio – Initial Class	4,449,602	68,167,897
MFS International Value Portfolio – Initial Class	2,950,568	68,187,621
MFS Limited Maturity Portfolio – Initial Class	8,638,429	89,926,047
MFS Mid Cap Growth Series – Initial Class	17,267,895	159,037,314
MFS Mid Cap Value Portfolio – Initial Class	14,570,458	159,400,811
MFS New Discovery Series – Initial Class	1,574,038	34,188,106
MFS New Discovery Value Portfolio – Initial Class	2,725,397	34,149,228
MFS Research Bond Series – Initial Class	19,810,272	271,995,032
MFS Research International Portfolio – Initial Class	9,567,155	158,527,756
MFS Research Series – Initial Class	6,003,217	181,477,236
MFS Value Series – Initial Class	10,089,184	203,801,514

Total Underlying Affiliated Funds (Identified Cost, $1,920,902,561)		$2,267,708,587

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	233,431	$233,431

Total Investments (Identified Cost, $1,921,135,992)		$2,267,942,018

OTHER ASSETS, LESS LIABILITIES – 0.1%		1,632,437

Net Assets – 100.0%		$2,269,574,455

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $1,921,135,992)	$2,267,942,018
Receivables for
Investments sold	3,925,126
Fund shares sold	198
Other assets	8,838
Total assets		$2,271,876,180
Liabilities
Payable for fund shares reacquired	$2,089,420
Payable to affiliates
Administrator	192
Shareholder servicing costs	670
Distribution and/or service fees	61,904
Payable for independent Trustees’ compensation	75
Accrued expenses and other liabilities	149,464
Total liabilities		$2,301,725
Net assets		$2,269,574,455
Net assets consist of
Paid-in capital	$1,867,891,870
Unrealized appreciation (depreciation) on investments	346,806,026
Accumulated net realized gain (loss) on investments	28,584,457
Undistributed net investment income	26,292,102
Net assets		$2,269,574,455
Shares of beneficial interest outstanding		167,309,198

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$6,481,911	476,594	$13.60
Service Class	2,263,092,544	166,832,604	13.57

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Dividends from underlying affiliated funds		$810
Expenses
Distribution and/or service fees	$2,756,656
Shareholder servicing costs	26,593
Administrative services fee	8,677
Independent Trustees’ compensation	20,338
Custodian fee	50,702
Shareholder communications	36,426
Audit and tax fees	19,195
Legal fees	11,543
Miscellaneous	23,974
Total expenses		$2,954,104
Fees paid indirectly	(5)
Reduction of expenses by investment adviser	(2,361)
Net expenses		$2,951,738
Net investment loss		$(2,950,928)
Realized and unrealized gain (loss) on investments
Investments in underlying affiliated funds		$5,215,490
Change in unrealized appreciation (depreciation) on investments		$93,685,409
Net realized and unrealized gain (loss) on investments		$98,900,899
Change in net assets from operations		$95,949,971

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income (loss)	$(2,950,928)	$15,942,443
Net realized gain (loss) on investments	5,215,490	38,513,121
Net unrealized gain (loss) on investments	93,685,409	264,683,122
Change in net assets from operations	$95,949,971	$319,138,686
Distributions declared to shareholders
From net investment income	$—	$(49,362,527)
From net realized gain on investments	—	(125,759,031)
Total distributions declared to shareholders	$—	$(175,121,558)
Change in net assets from fund share transactions	$(32,420,778)	$71,470,406
Total change in net assets	$63,529,193	$215,487,534
Net assets
At beginning of period	2,206,045,262	1,990,557,728
At end of period (including undistributed net investment income of $26,292,102 and $29,243,030, respectively)	$2,269,574,455	$2,206,045,262

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$13.02		$12.20	$11.60	$12.37	$11.21	$9.07
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.09	$0.31	$0.20	$0.20	$0.20
Net realized and unrealized gain (loss) on investments	0.58		1.88	0.92	(0.40)	1.15	1.97
Total from investment operations	$0.58		$1.97	$1.23	$(0.20)	$1.35	$2.17
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.32)	$(0.17)	$(0.13)	$(0.03)
From net realized gain on investments	—		(0.80)	(0.31)	(0.40)	(0.06)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.15)	$(0.63)	$(0.57)	$(0.19)	$(0.03)
Net asset value, end of period (x)	$13.60		$13.02	$12.20	$11.60	$12.37	$11.21
Total return (%) (k)(r)(s)(x)	4.45	(n)	16.87	10.56	(1.56)	12.18	23.91
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.02	0.15	0.19	0.21	0.28
Expenses after expense reductions (f)(h)	0.02	(a)	0.02	N/A	N/A	0.20	0.20
Net investment income (loss) (l)	(0.02	)(a)	0.73	2.52	1.61	1.75	1.95
Portfolio turnover	2	(n)	6	67	7	27	14
Net assets at end of period (000 omitted)	$6,482		$6,124	$4,279	$3,150	$1,687	$442

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$13.00		$12.19	$11.58	$12.35	$11.20	$9.06
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.10	$0.19	$0.16	$0.15	$0.17
Net realized and unrealized gain (loss) on investments	0.59		1.82	1.02	(0.39)	1.16	1.97
Total from investment operations	$0.57		$1.92	$1.21	$(0.23)	$1.31	$2.14
Less distributions declared to shareholders
From net investment income	$—		$(0.31)	$(0.29)	$(0.14)	$(0.10)	$(0.00	)(w)
From net realized gain on investments	—		(0.80)	(0.31)	(0.40)	(0.06)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.11)	$(0.60)	$(0.54)	$(0.16)	$(0.00)
Net asset value, end of period (x)	$13.57		$13.00	$12.19	$11.58	$12.35	$11.20
Total return (%) (k)(r)(s)(x)	4.38	(n)	16.51	10.39	(1.81)	11.82	23.65
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.27	0.40	0.44	0.46	0.52
Expenses after expense reductions (f)(h)	0.27	(a)	0.27	N/A	N/A	0.45	0.45
Net investment income (loss) (l)	(0.27	)(a)	0.76	1.55	1.32	1.30	1.69
Portfolio turnover	2	(n)	6	67	7	27	14
Net assets at end of period (000 omitted)	$2,263,093		$2,199,921	$1,986,278	$1,850,101	$1,444,241	$566,276

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,267,942,018	$—	$—	$2,267,942,018

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$49,362,527
Long-term capital gains	125,759,031
Total distributions	$175,121,558

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$1,923,352,201
Gross appreciation	349,720,079
Gross depreciation	(5,130,262)
Net unrealized appreciation (depreciation)	$344,589,817

As of 12/31/13
Undistributed ordinary income	33,802,414
Undistributed long-term capital gain	21,025,792
Net unrealized appreciation (depreciation)	250,904,408

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$98,293	$—	$227,867
Service Class	—	49,264,234	—	125,531,164
Total	$—	$49,362,527	$—	$125,759,031

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $26,580, which equated to 0.0024% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0008% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $4,798 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

by the fund in the amount of $2,361, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of shares of underlying funds aggregated $40,945,769 and $76,241,050, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	26,485	$350,392	337,493	$4,194,281
Service Class	3,705,291	48,460,999	5,284,193	67,697,262
	3,731,776	$48,811,391	5,621,686	$71,891,543
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	27,000	$326,160
Service Class	—	—	14,469,818	174,795,398
	—	$—	14,496,818	$175,121,558
Shares reacquired
Initial Class	(20,404)	$(264,746)	(244,672)	$(3,192,341)
Service Class	(6,129,716)	(80,967,423)	(13,479,779)	(172,350,354)
	(6,150,120)	$(81,232,169)	(13,724,451)	$(175,542,695)
Net change
Initial Class	6,081	$85,646	119,821	$1,328,100
Service Class	(2,424,425)	(32,506,424)	6,274,232	70,142,306
	(2,418,344)	$(32,420,778)	6,394,053	$71,470,406

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $4,477 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	10,415,734	183,439	(279,051)	10,320,122
MFS Global Real Estate Portfolio	5,334,590	14,168	(458,609)	4,890,149
MFS Government Securities Portfolio	17,111,780	372,384	(263,916)	17,220,248
MFS Growth Series	5,104,948	126,945	(148,201)	5,083,692
MFS High Yield Portfolio	17,424,880	141,206	(407,738)	17,158,348

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Inflation-Adjusted Bond Portfolio	10,882,484	180,845	(396,554)	10,666,775
MFS Institutional Money Market Portfolio	1,689,823	69,684,328	(71,140,720)	233,431
MFS International Growth Portfolio	4,527,618	120,186	(198,202)	4,449,602
MFS International Value Portfolio	3,054,205	40,759	(144,396)	2,950,568
MFS Limited Maturity Portfolio	8,469,239	250,335	(81,145)	8,638,429
MFS Mid Cap Growth Series	17,250,923	492,279	(475,307)	17,267,895
MFS Mid Cap Value Portfolio	15,452,866	74,511	(956,919)	14,570,458
MFS New Discovery Series	1,516,163	120,507	(62,632)	1,574,038
MFS New Discovery Value Portfolio	2,742,947	83,083	(100,633)	2,725,397
MFS Research Bond Series	19,910,826	336,269	(436,823)	19,810,272
MFS Research International Portfolio	9,696,444	227,472	(356,761)	9,567,155
MFS Research Series	6,173,522	46,576	(216,881)	6,003,217
MFS Value Series	10,363,058	170,486	(444,360)	10,089,184

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(97,511)	$—	$—	$113,521,342
MFS Global Real Estate Portfolio	333,069	—	—	68,168,674
MFS Government Securities Portfolio	(147,308)	—	—	226,101,854
MFS Growth Series	740,990	—	—	204,211,902
MFS High Yield Portfolio	(9,158)	—	—	113,245,097
MFS Inflation-Adjusted Bond Portfolio	(398,242)	—	—	113,601,156
MFS Institutional Money Market Portfolio	—	—	810	233,431
MFS International Growth Portfolio	123,953	—	—	68,167,897
MFS International Value Portfolio	625,719	—	—	68,187,621
MFS Limited Maturity Portfolio	691	—	—	89,926,047
MFS Mid Cap Growth Series	668,263	—	—	159,037,314
MFS Mid Cap Value Portfolio	1,406,075	—	—	159,400,811
MFS New Discovery Series	37,139	—	—	34,188,106
MFS New Discovery Value Portfolio	72,040	—	—	34,149,228
MFS Research Bond Series	(359,950)	—	—	271,995,032
MFS Research International Portfolio	459,284	—	—	158,527,756
MFS Research Series	687,980	—	—	181,477,236
MFS Value Series	1,072,456	—	—	203,801,514
	$5,215,490	$—	$810	$2,267,942,018

15

MFS Moderate Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VGA-SEM

MFS® GROWTH ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio holdings
MFS Growth Series	11.0%
MFS Value Series	11.0%
MFS Research Series	10.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS Research International Portfolio	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Value Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Research Bond Series	5.0%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Other (o)	0.0%

Portfolio actual allocation

(o)	Less than 0.1%.

Cash & Other can include cash, other assets less liabilities, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.03%	$1,000.00	$1,048.40	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,046.76	$1.42
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	395,674	$6,010,291
MFS Global Governments Portfolio – Initial Class (a)	2,179,279	23,972,072
MFS Global Real Estate Portfolio – Initial Class	2,154,811	30,038,069
MFS Growth Series – Initial Class	1,643,343	66,013,089
MFS High Yield Portfolio – Initial Class	4,534,286	29,926,291
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,820,436	30,037,639
MFS International Growth Portfolio – Initial Class	1,958,597	30,005,700
MFS International Value Portfolio – Initial Class	1,299,094	30,022,059
MFS Limited Maturity Portfolio – Initial Class	1,139,935	11,866,722
MFS Mid Cap Growth Series – Initial Class	5,869,636	54,059,347
MFS Mid Cap Value Portfolio – Initial Class	4,948,802	54,139,898
MFS New Discovery Series – Initial Class	554,527	12,044,322
MFS New Discovery Value Portfolio – Initial Class	959,893	12,027,464
MFS Research Bond Series – Initial Class	2,180,522	29,938,561
MFS Research International Portfolio – Initial Class	3,248,216	53,822,946
MFS Research Series – Initial Class	1,983,531	59,962,144
MFS Value Series – Initial Class	3,255,359	65,758,261

Total Underlying Affiliated Funds (Identified Cost, $475,268,916)		$599,644,875

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	222,671	$222,671

Total Investments (Identified Cost, $475,491,587)		$599,867,546

OTHER ASSETS, LESS LIABILITIES – (0.0)%		(17,412)

Net Assets – 100.0%		$599,850,134

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $475,491,587)	$599,867,546
Receivable for investments sold	982,024
Other assets	2,730
Total assets		$600,852,300
Liabilities
Payables for
Investments purchased	$66,053
Fund shares reacquired	861,462
Payable to affiliates
Administrator	192
Shareholder servicing costs	190
Distribution and/or service fees	16,322
Payable for independent Trustees’ compensation	311
Accrued expenses and other liabilities	57,636
Total liabilities		$1,002,166
Net assets		$599,850,134
Net assets consist of
Paid-in capital	$452,428,784
Unrealized appreciation (depreciation) on investments	124,375,959
Accumulated net realized gain (loss) on investments	15,637,425
Undistributed net investment income	7,407,966
Net assets		$599,850,134
Shares of beneficial interest outstanding		47,015,636

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,050,087	238,625	$12.78
Service Class	596,800,047	46,777,011	12.76

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment loss
Dividends from underlying affiliated funds		$51
Expenses
Distribution and/or service fees	740,820
Shareholder servicing costs	7,753
Administrative services fee	8,677
Independent Trustees’ compensation	7,860
Custodian fee	25,116
Shareholder communications	10,665
Audit and tax fees	19,195
Legal fees	3,298
Miscellaneous	10,353
Total expenses		$833,737
Reduction of expenses by investment adviser	(640)
Net expenses		$833,097
Net investment loss		$(833,046)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds		$6,714,946
Change in unrealized appreciation (depreciation) on investments		$21,353,499
Net realized and unrealized gain (loss) on investments		$28,068,445
Change in net assets from operations		$27,235,399

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income (loss)	$(833,046)	$4,234,188
Net realized gain (loss) on investments	6,714,946	13,728,329
Net unrealized gain (loss) on investments	21,353,499	101,801,780
Change in net assets from operations	$27,235,399	$119,764,297
Distributions declared to shareholders
From net investment income	$—	$(13,774,200)
From net realized gain on investments	—	(52,412,075)
Total distributions declared to shareholders	$—	$(66,186,275)
Change in net assets from fund share transactions	$(49,209,723)	$5,305,733
Total change in net assets	$(21,974,324)	$58,883,755
Net assets
At beginning of period	621,824,458	562,940,703
At end of period (including undistributed net investment income of $7,407,966 and $8,241,012, respectively)	$599,850,134	$621,824,458

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$12.19		$11.22	$10.70	$12.47	$11.25	$8.87
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.12	$0.26	$0.16	$0.18	$0.06
Net realized and unrealized gain (loss) on investments	0.59		2.28	1.11	(0.64)	1.34	2.35
Total from investment operations	$0.59		$2.40	$1.37	$(0.48)	$1.52	$2.41
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.30)	$(0.23)	$(0.18)	$(0.03)
From net realized gain on investments	—		(1.11)	(0.55)	(1.06)	(0.12)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.43)	$(0.85)	$(1.29)	$(0.30)	$(0.03)
Net asset value, end of period (x)	$12.78		$12.19	$11.22	$10.70	$12.47	$11.25
Total return (%) (k)(r)(s)(x)	4.84	(n)	22.56	12.78	(3.66)	13.80	27.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.03	0.18	0.21	0.22	0.30
Expenses after expense reductions (f)(h)	0.03	(a)	0.03	N/A	0.21	0.20	0.20
Net investment income (loss) (l)	(0.03	)(a)	0.98	2.31	1.34	1.54	0.61
Portfolio turnover	1	(n)	4	72	16	38	16
Net assets at end of period (000 omitted)	$3,050		$2,858	$2,971	$2,143	$1,616	$292

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$12.19		$11.21	$10.70	$12.47	$11.24	$8.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.08	$0.18	$0.10	$0.12	$0.12
Net realized and unrealized gain (loss) on investments	0.59		2.30	1.15	(0.61)	1.38	2.25
Total from investment operations	$0.57		$2.38	$1.33	$(0.51)	$1.50	$2.37
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.27)	$(0.20)	$(0.15)	$(0.00	)(w)
From net realized gain on investments	—		(1.11)	(0.55)	(1.06)	(0.12)	(0.00	)(w)
Total distributions declared to shareholders	$—		$(1.40)	$(0.82)	$(1.26)	$(0.27)	$(0.00	)(w)
Net asset value, end of period (x)	$12.76		$12.19	$11.21	$10.70	$12.47	$11.24
Total return (%) (k)(r)(s)(x)	4.68	(n)	22.38	12.40	(3.90)	13.61	26.75
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.28	0.43	0.46	0.47	0.53
Expenses after expense reductions (f)(h)	0.28	(a)	0.28	N/A	0.45	0.45	0.45
Net investment income (loss) (l)	(0.28	)(a)	0.71	1.59	0.86	1.03	1.18
Portfolio turnover	1	(n)	4	72	16	38	16
Net assets at end of period (000 omitted)	$596,800		$618,967	$559,969	$546,019	$588,923	$448,441
See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies, underlying fund selections, and underlying fund target weightings of the fund.

(a)	Annualized

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$599,867,546	$—	$—	$599,867,546

For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets or liabilities.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$13,774,200
Long-term capital gains	52,412,075
Total distributions	$66,186,275

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$476,417,193
Gross appreciation	123,627,149
Gross depreciation	(176,796)
Net unrealized appreciation (depreciation)	$123,450,353

As of 12/31/13
Undistributed ordinary income	10,446,862
Undistributed long-term capital gain	7,642,235
Net unrealized appreciation (depreciation)	102,096,854

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$75,329	$—	$260,226
Service Class	—	13,698,871	—	52,151,849
Total	$—	$13,774,200	$—	$52,412,075

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and/or service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such as fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $7,740, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $13.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0029% the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,314 and are included in

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

“Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $640, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of shares of underlying funds aggregated $4,484,526 and 54,512,064, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	13,506	$166,584	36,900	$437,540
Service Class	427,442	5,185,215	1,291,017	15,393,936
	440,948	$5,351,799	1,327,917	$15,831,476
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	30,149	$335,555
Service Class	—	—	5,916,507	65,850,720
	—	$—	5,946,656	$66,186,275
Shares reacquired
Initial Class	(9,266)	$(113,186)	(97,508)	$(1,144,701)
Service Class	(4,446,100)	(54,448,336)	(6,343,793)	(75,567,317)
	(4,455,366)	$(54,561,522)	(6,441,301)	$(76,712,018)
Net change
Initial Class	4,240	$53,398	(30,459)	$(371,606)
Service Class	(4,018,658)	(49,263,121)	863,731	5,677,339
	(4,014,418)	$(49,209,723)	833,272	$5,305,733

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,242 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	417,933	19,233	(41,492)	395,674
MFS Global Governments Portfolio	2,311,333	37,460	(169,514)	2,179,279
MFS Global Real Estate Portfolio	2,448,416	15,096	(308,701)	2,154,811
MFS Growth Series	1,765,573	16,531	(138,761)	1,643,343
MFS High Yield Portfolio	4,876,475	35,446	(377,635)	4,534,286

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Inflation-Adjusted Bond Portfolio	3,032,449	45,603	(257,616)	2,820,436
MFS Institutional Money Market Portfolio	13	10,791,110	(10,568,452)	222,671
MFS International Growth Portfolio	2,113,249	15,444	(170,096)	1,958,597
MFS International Value Portfolio	1,427,945	3,269	(132,120)	1,299,094
MFS Limited Maturity Portfolio	1,180,813	19,420	(60,298)	1,139,935
MFS Mid Cap Growth Series	6,275,206	67,787	(473,357)	5,869,636
MFS Mid Cap Value Portfolio	5,604,863	3,883	(659,944)	4,948,802
MFS New Discovery Series	573,127	15,872	(34,472)	554,527
MFS New Discovery Value Portfolio	1,034,730	12,928	(87,765)	959,893
MFS Research Bond Series	2,319,684	29,069	(168,231)	2,180,522
MFS Research International Portfolio	3,493,761	14,880	(260,425)	3,248,216
MFS Research Series	2,180,043	1,759	(198,271)	1,983,531
MFS Value Series	3,576,853	2,072	(323,566)	3,255,359

Underlying Affiliated Funds	Realized Gain Amount	Capital Gain Amount	Dividend Amount	Ending Value
MFS Emerging Markets Equity Portfolio	$(24,739)	$—	$—	$6,010,291
MFS Global Governments Portfolio	(71,556)	—	—	23,972,072
MFS Global Real Estate Portfolio	207,976	—	—	30,038,069
MFS Growth Series	1,128,498	—	—	66,013,089
MFS High Yield Portfolio	97,812	—	—	29,926,291
MFS Inflation-Adjusted Bond Portfolio	(229,528)	—	—	30,037,639
MFS Institutional Money Market Portfolio	—	—	51	222,671
MFS International Growth Portfolio	331,223	—	—	30,005,700
MFS International Value Portfolio	687,449	—	—	30,022,059
MFS Limited Maturity Portfolio	1,910	—	—	11,866,722
MFS Mid Cap Growth Series	887,869	—	—	54,059,347
MFS Mid Cap Value Portfolio	880,408	—	—	54,139,898
MFS New Discovery Series	97,247	—	—	12,044,322
MFS New Discovery Value Portfolio	80,750	—	—	12,027,464
MFS Research Bond Series	(149,214)	—	—	29,938,561
MFS Research International Portfolio	654,340	—	—	53,822,946
MFS Research Series	975,737	—	—	59,962,144
MFS Value Series	1,158,764	—	—	65,758,261
	$6,714,946	$—	$51	$599,867,546

15

MFS Growth Allocation Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2014

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VMC-SEM

MFS® MID CAP VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Crown Holdings, Inc.	1.2%
Newell Rubbermaid, Inc.	1.1%
PerkinElmer, Inc.	1.1%
Molson Coors Brewing Co.	1.0%
BB&T Corp.	1.0%
NASDAQ OMX Group, Inc.	1.0%
Xerox Corp.	1.0%
Stanley Black & Decker, Inc.	1.0%
J.M. Smucker Co.	0.9%
Public Service Enterprise Group, Inc.	0.9%

Equity sectors
Financial Services	21.7%
Utilities & Communications	11.2%
Health Care	8.8%
Energy	8.1%
Industrial Goods & Services	7.8%
Consumer Staples	7.6%
Technology	7.5%
Retailing	7.3%
Basic Materials	7.2%
Leisure	3.7%
Autos & Housing	2.9%
Special Products & Services	2.7%
Transportation	2.1%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.81%	$1,000.00	$1,088.56	$4.19
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,087.09	$5.49
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Aerospace – 1.1%
MTU Aero Engines Holding AG	20,629	$1,897,931
Triumph Group, Inc.	32,717	2,284,301

		$4,182,232

Airlines – 1.5%
Alaska Air Group, Inc.	20,158	$1,916,018
Delta Air Lines, Inc.	67,418	2,610,425
United Continental Holdings, Inc. (a)	34,951	1,435,438

		$5,961,881

Alcoholic Beverages – 1.0%
Molson Coors Brewing Co.	53,655	$3,979,055

Apparel Manufacturers – 1.8%
Guess?, Inc.	37,051	$1,000,377
Polo Ralph Lauren Corp.	14,630	2,350,895
PVH Corp.	17,153	2,000,040
VF Corp.	26,076	1,642,788

		$6,994,100

Automotive – 1.7%
Delphi Automotive PLC	47,163	$3,241,985
TRW Automotive Holdings Corp. (a)	37,697	3,374,635

		$6,616,620

Broadcasting – 0.7%
Interpublic Group of Companies, Inc.	141,837	$2,767,240

Brokerage & Asset Managers – 2.4%
Affiliated Managers Group, Inc. (a)	11,786	$2,420,844
Evercore Partners, Inc.	19,570	1,128,015
NASDAQ OMX Group, Inc.	98,963	3,821,951
TD Ameritrade Holding Corp.	61,687	1,933,887

		$9,304,697

Business Services – 1.7%
Brenntag AG	10,880	$1,944,187
Fidelity National Information Services, Inc.	50,795	2,780,518
Realogy Holdings Corp. (a)	49,552	1,868,606

		$6,593,311

Chemicals – 0.7%
Celanese Corp.	45,276	$2,910,341

Computer Software – 0.5%
Symantec Corp.	91,226	$2,089,075

Computer Software – Systems – 3.8%
Ingram Micro, Inc., “A” (a)	88,778	$2,593,205
NCR Corp. (a)	81,653	2,865,204
NICE Systems Ltd., ADR	69,633	2,841,723
Sabre Corp. (a)	129,847	2,603,432
Xerox Corp.	303,273	3,772,716

		$14,676,280

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Construction – 1.2%
Armstrong World Industries, Inc. (a)	16,832	$966,662
Stanley Black & Decker, Inc.	42,464	3,729,188

		$4,695,850

Consumer Products – 1.6%
Newell Rubbermaid, Inc.	142,367	$4,411,953
Sensient Technologies Corp.	31,022	1,728,546

		$6,140,499

Consumer Services – 1.0%
DeVry, Inc.	44,408	$1,880,235
ITT Educational Services, Inc. (a)(l)	34,373	573,685
Servicemaster Global Holdings, Inc. (a)	78,682	1,434,373

		$3,888,293

Containers – 2.7%
Crown Holdings, Inc. (a)	89,964	$4,476,609
Greif, Inc., “A”	30,270	1,651,531
Owens-Illinois, Inc. (a)	76,927	2,664,751
Silgan Holdings, Inc.	32,120	1,632,338

		$10,425,229

Electrical Equipment – 2.4%
Pentair PLC	30,770	$2,219,132
Sensata Technologies Holding B.V. (a)	40,836	1,910,308
Tyco International Ltd.	68,718	3,133,541
WESCO International, Inc. (a)	25,416	2,195,434

		$9,458,415

Electronics – 3.2%
Altera Corp.	69,324	$2,409,702
Analog Devices, Inc.	49,225	2,661,596
Avago Technologies Ltd.	21,362	1,539,559
Microchip Technology, Inc.	58,336	2,847,380
NXP Semiconductors N.V. (a)	43,870	2,903,317

		$12,361,554

Energy – Independent – 5.5%
Cabot Oil & Gas Corp.	62,063	$2,118,831
Cimarex Energy Co.	13,609	1,952,347
CONSOL Energy, Inc.	58,682	2,703,480
Energen Corp.	26,236	2,331,856
EQT Corp.	24,925	2,664,483
Memorial Resource Development Corp. (a)	37,898	923,195
Noble Energy, Inc.	37,290	2,888,483
PDC Energy, Inc. (a)	34,923	2,205,387
Peabody Energy Corp.	85,081	1,391,074
SM Energy Co.	26,765	2,250,937

		$21,430,073

Entertainment – 1.2%
AMC Networks, Inc., “A” (a)	31,138	$1,914,676
Cinemark Holdings, Inc.	74,410	2,631,138

		$4,545,814

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Beverages – 4.3%
Bunge Ltd.	34,354	$2,598,537
Coca-Cola Enterprises, Inc.	50,833	2,428,801
Dr Pepper Snapple Group, Inc.	36,280	2,125,282
Flowers Foods, Inc.	128,447	2,707,663
Ingredion, Inc.	41,164	3,088,947
J.M. Smucker Co.	33,554	3,575,850

		$16,525,080

Food & Drug Stores – 0.5%
Empire Co. Ltd.	26,495	$1,801,675

Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	9,067	$1,881,947

General Merchandise – 0.6%
Kohl’s Corp.	41,866	$2,205,501

Insurance – 6.9%
Allied World Assurance Co.	66,455	$2,526,619
Arthur J. Gallagher & Co.	64,895	3,024,107
Everest Re Group Ltd.	16,239	2,606,197
Genworth Financial, Inc. (a)	67,889	1,181,269
Hanover Insurance Group, Inc.	26,697	1,685,916
Hartford Financial Services Group, Inc.	35,028	1,254,353
HCC Insurance Holdings, Inc.	53,414	2,614,081
Lincoln National Corp.	62,391	3,209,393
Symetra Financial Corp.	78,320	1,780,997
Third Point Reinsurance Ltd. (a)	117,500	1,793,050
Unum Group	79,472	2,762,447
Validus Holdings Ltd.	65,954	2,522,081

		$26,960,510

Leisure & Toys – 0.9%
Mattel, Inc.	86,255	$3,361,357

Machinery & Tools – 4.3%
Allison Transmission Holdings, Inc.	92,901	$2,889,221
Cummins, Inc.	15,792	2,436,548
Eaton Corp. PLC	36,473	2,814,986
Joy Global, Inc.	28,883	1,778,615
Kennametal, Inc.	35,857	1,659,462
Regal Beloit Corp.	29,856	2,345,487
SPX Corp.	24,376	2,637,727

		$16,562,046

Major Banks – 3.2%
Comerica, Inc.	51,054	$2,560,869
Huntington Bancshares, Inc.	331,608	3,163,540
KeyCorp	223,885	3,208,272
Regions Financial Corp.	178,262	1,893,142
State Street Corp.	24,781	1,666,770

		$12,492,593

Medical & Health Technology & Services – 2.0%
AmerisourceBergen Corp.	44,900	$3,262,434
Quest Diagnostics, Inc.	43,360	2,544,798
Universal Health Services, Inc.	21,189	2,029,059

		$7,836,291

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 4.3%
CareFusion Corp. (a)	60,782	$2,695,682
Cooper Cos., Inc.	17,766	2,407,826
DENTSPLY International, Inc.	48,618	2,302,062
PerkinElmer, Inc.	89,511	4,192,695
St. Jude Medical, Inc.	34,315	2,376,314
Teleflex, Inc.	24,203	2,555,837

		$16,530,416

Metals & Mining – 0.6%
GrafTech International Ltd. (a)	110,989	$1,160,945
Iluka Resources Ltd.	142,520	1,092,584

		$2,253,529

Natural Gas – Distribution – 2.1%
AGL Resources, Inc.	39,978	$2,199,989
NiSource, Inc.	50,621	1,991,430
NorthWestern Corp.	31,003	1,618,047
Spectra Energy Corp.	59,087	2,510,016

		$8,319,482

Natural Gas – Pipeline – 0.4%
QEP Midstream Partners LP	63,854	$1,644,241

Oil Services – 2.6%
Cameron International Corp. (a)	43,889	$2,971,724
Dresser-Rand Group, Inc. (a)	32,620	2,078,873
Ensco PLC, “A”	42,251	2,347,888
Pacific Drilling S.A. (a)	93,942	939,420
Tidewater, Inc.	28,547	1,602,914

		$9,940,819

Other Banks & Diversified Financials – 5.0%
BB&T Corp.	97,978	$3,863,273
Discover Financial Services	55,514	3,440,758
Fifth Third Bancorp	133,805	2,856,737
M&T Bank Corp.	17,304	2,146,561
PrivateBancorp, Inc.	48,550	1,410,863
SunTrust Banks, Inc.	56,525	2,264,392
TCF Financial Corp.	201,897	3,305,054

		$19,287,638

Pharmaceuticals – 2.5%
Endo International PLC (a)	35,905	$2,514,068
Hospira, Inc. (a)	54,213	2,784,922
Impax Laboratories, Inc. (a)	71,617	2,147,794
Valeant Pharmaceuticals International, Inc. (a)	18,636	2,350,372

		$9,797,156

Printing & Publishing – 0.5%
Equifax, Inc.	26,329	$1,909,906

Real Estate – 4.2%
Annaly Mortgage Management, Inc., REIT	121,651	$1,390,471
Corporate Office Properties Trust, REIT	101,136	2,812,592
DDR Corp., REIT	121,727	2,146,047
EPR Properties, REIT	50,197	2,804,506
Equity Lifestyle Properties, Inc., REIT	37,311	1,647,654

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Mid-America Apartment Communities, Inc., REIT	35,567	$2,598,169
Plum Creek Timber Co. Inc., REIT	60,436	2,725,664

		$16,125,103

Specialty Chemicals – 3.2%
Akzo Nobel N.V.	37,452	$2,807,746
Albemarle Corp.	29,481	2,107,892
FMC Corp.	37,528	2,671,618
Rockwood Holdings, Inc.	26,466	2,011,151
Valspar Corp.	37,244	2,837,620

		$12,436,027

Specialty Stores – 4.5%
AutoZone, Inc. (a)	3,973	$2,130,482
Bed Bath & Beyond, Inc. (a)	38,573	2,213,319
Best Buy Co., Inc.	84,715	2,627,012
Burlington Stores, Inc. (a)	58,278	1,856,737
Children’s Place, Inc.	26,736	1,326,908
Express, Inc. (a)	98,549	1,678,289
Office Depot, Inc. (a)	607,279	3,455,418
Sally Beauty Holdings, Inc. (a)	84,590	2,121,517

		$17,409,682

Telephone Services – 1.8%
COLT Telecom Group S.A. (a)	470,749	$1,107,755
Frontier Communications Corp.	387,199	2,261,242
Quebecor, Inc., “B”	65,674	1,589,150
Windstream Holdings, Inc.	196,782	1,959,949

		$6,918,096

Tobacco – 0.7%
Lorillard, Inc.	43,109	$2,628,356

Trucking – 0.5%
Swift Transportation Co. (a)	81,729	$2,062,023

Utilities – Electric Power – 6.8%
AES Corp.	186,429	$2,898,971
Calpine Corp. (a)	71,857	1,710,915
CMS Energy Corp.	106,047	3,303,364
DTE Energy Co.	30,973	2,411,868

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – continued
Great Plains Energy, Inc.	82,259	$2,210,299
NextEra Energy Partners LP (a)	85,950	2,880,185
Northeast Utilities	73,995	3,497,744
NRG Energy, Inc.	76,200	2,834,640
Pinnacle West Capital Corp.	19,893	1,150,611
Public Service Enterprise Group, Inc.	86,767	3,539,226

		$26,437,823

Total Common Stocks (Identified Cost, $293,492,315)		$382,347,856

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	4,781,387	$4,781,387

COLLATERAL FOR SECURITIES LOANED – 0.1%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	425,000	$425,000

Total Investments (Identified Cost, $298,698,702)		$387,554,243

OTHER ASSETS, LESS LIABILITIES – 0.1%		480,606

Net Assets – 100.0%		$388,034,849

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $293,917,315)	$382,772,856
Underlying affiliated funds, at cost and value	4,781,387
Total investments, at value, including $417,250 of securities on loan (identified cost, $298,698,702)	$387,554,243
Receivables for
Investments sold	7,616,221
Interest and dividends	433,458
Other assets	6,465
Total assets		$395,610,387
Liabilities
Payables for
Investments purchased	$5,353,052
Fund shares reacquired	1,677,160
Collateral for securities loaned, at value	425,000
Payable to affiliates
Investment adviser	30,755
Shareholder servicing costs	102
Distribution and/or service fees	1,113
Payable for independent Trustees’ compensation	191
Accrued expenses and other liabilities	88,165
Total liabilities		$7,575,538
Net assets		$388,034,849
Net assets consist of
Paid-in capital	$224,091,328
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	88,856,139
Accumulated net realized gain (loss) on investments and foreign currency	69,552,445
Undistributed net investment income	5,534,937
Net assets		$388,034,849
Shares of beneficial interest outstanding		35,509,305

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$347,224,793	31,752,507	$10.94
Service Class	40,810,056	3,756,798	10.86

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$3,523,957
Interest	336
Dividends from underlying affiliated funds	2,053
Foreign taxes withheld	(31,225)
Total investment income		$3,495,121
Expenses
Management fee	$1,427,421
Distribution and/or service fees	49,205
Shareholder servicing costs	4,136
Administrative services fee	27,880
Independent Trustees’ compensation	4,714
Custodian fee	36,198
Shareholder communications	19,573
Audit and tax fees	26,605
Legal fees	2,079
Miscellaneous	8,239
Total expenses		$1,606,050
Fees paid indirectly	(3)
Reduction of expenses by investment adviser	(7,379)
Net expenses		$1,598,668
Net investment income		$1,896,453
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$29,402,072
Foreign currency	(2,602)
Net realized gain (loss) on investments and foreign currency		$29,399,470
Change in unrealized appreciation (depreciation)
Investments	$1,446,470
Translation of assets and liabilities in foreign currencies	(680)
Net unrealized gain (loss) on investments and foreign currency translation		$1,445,790
Net realized and unrealized gain (loss) on investments and foreign currency		$30,845,260
Change in net assets from operations		$32,741,713

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited	)	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$1,896,453		$3,665,042
Net realized gain (loss) on investments and foreign currency	29,399,470		40,235,613
Net unrealized gain (loss) on investments and foreign currency translation	1,445,790		74,292,809
Change in net assets from operations	$32,741,713		$118,193,464
Distributions declared to shareholders
From net investment income	$—		$(4,185,270)
From net realized gain on investments	—		(56,212,049)
Total distributions declared to shareholders	$—		$(60,397,319)
Change in net assets from fund share transactions	$(31,400,179)		$(26,974,422)
Total change in net assets	$1,341,534		$30,821,723
Net assets
At beginning of period	386,693,315		355,871,592
At end of period (including undistributed net investment income of $5,534,937 and $3,638,484, respectively)	$388,034,849		$386,693,315

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$10.05		$8.75	$8.66	$9.45	$7.93	$6.93
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.10	$0.16	$0.12	$0.12	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.84		2.93	1.27	0.06	1.61	1.68
Total from investment operations	$0.89		$3.03	$1.43	$0.18	$1.73	$1.79
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.10)	$(0.10)	$—	$(0.08)
From net realized gain on investments	—		(1.61)	(1.24)	(0.87)	(0.21)	(0.71)
Total distributions declared to shareholders	$—		$(1.73)	$(1.34)	$(0.97)	$(0.21)	$(0.79)
Net asset value, end of period (x)	$10.94		$10.05	$8.75	$8.66	$9.45	$7.93
Total return (%) (k)(r)(s)(x)	8.86	(n)	36.91	16.38	2.47	22.13	25.68
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.82	(a)	0.81	1.03	1.06	1.06	1.06
Expenses after expense reductions (f)	0.81	(a)	0.81	N/A	N/A	N/A	N/A
Net investment income	1.02	(a)	0.99	1.72	1.23	1.41	1.45
Portfolio turnover	31	(n)	49	229	50	65	159
Net assets at end of period (000 omitted)	$347,225		$348,322	$324,322	$207,483	$245,161	$190,461

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$9.99		$8.71	$8.63	$9.41	$7.93	$6.93
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.07	$0.13	$0.10	$0.10	$0.09
Net realized and unrealized gain (loss) on investments and foreign currency	0.83		2.92	1.27	0.07	1.59	1.68
Total from investment operations	$0.87		$2.99	$1.40	$0.17	$1.69	$1.77
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.08)	$(0.08)	$—	$(0.06)
From net realized gain on investments	—		(1.61)	(1.24)	(0.87)	(0.21)	(0.71)
Total distributions declared to shareholders	$—		$(1.71)	$(1.32)	$(0.95)	$(0.21)	$(0.77)
Net asset value, end of period (x)	$10.86		$9.99	$8.71	$8.63	$9.41	$7.93
Total return (%) (k)(r)(s)(x)	8.71	(n)	36.52	16.01	2.34	21.62	25.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.29	1.31	1.31	1.31
Expenses after expense reductions (f)	1.06	(a)	1.06	N/A	N/A	N/A	N/A
Net investment income	0.78	(a)	0.75	1.38	1.02	1.18	1.15
Portfolio turnover	31	(n)	49	229	50	65	159
Net assets at end of period (000 omitted)	$40,810		$38,371	$31,550	$30,039	$26,638	$18,699

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$382,347,856	$—	$—	$382,347,856
Mutual Funds	5,206,387	—	—	5,206,387
Total Investments	$387,554,243	$—	$—	$387,554,243

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $417,250 and a related liability of $425,000 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$18,154,484
Long-term capital gains	42,242,835
Total distributions	$60,397,319

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$299,338,913
Gross appreciation	89,769,146
Gross depreciation	(1,553,816)
Net unrealized appreciation (depreciation)	$88,215,330

As of 12/31/13
Undistributed ordinary income	39,616,225
Undistributed long-term capital gain	4,646,635
Other temporary differences	70,805
Net unrealized appreciation (depreciation)	86,868,143

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$3,842,592	$—	$50,648,239
Service Class	—	342,678	—	5,563,810
Total	$—	$4,185,270	$—	$56,212,049

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $6,971, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014 the fee was $4,096, which equated to 0.0022% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $40.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $836 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $408, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $117,674,300 and $145,223,123, respectively.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	217,158	$2,183,322	727,314	$6,910,340
Service Class	372,423	3,752,673	615,921	6,013,138
	589,581	$5,935,995	1,343,235	$12,923,478
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	6,034,422	$54,490,831
Service Class	—	—	657,006	5,906,488
	—	$—	6,691,428	$60,397,319
Shares reacquired
Initial Class	(3,134,463)	$(32,665,836)	(9,166,948)	$(90,010,539)
Service Class	(455,580)	(4,670,338)	(1,055,462)	(10,284,680)
	(3,590,043)	$(37,336,174)	(10,222,410)	$(100,295,219)
Net change
Initial Class	(2,917,305)	$(30,482,514)	(2,405,212)	$(28,609,368)
Service Class	(83,157)	(917,665)	217,465	1,634,946
	(3,000,462)	$(31,400,179)	(2,187,747)	$(26,974,422)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 41%, 14%, and 9%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $791 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,309,015	77,045,431	(74,573,059)	4,781,387

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,053	$4,781,387

16

MFS Mid Cap Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

VSC-SEM

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Basic Energy Services, Inc.	1.6%
Athlon Energy, Inc.	1.6%
PTC, Inc.	1.5%
Swift Transportation Co.	1.4%
PrivateBancorp, Inc.	1.3%
Brunswick Corp.	1.3%
BancorpSouth, Inc.	1.3%
OraSure Technologies, Inc.	1.3%
SS&C Technologies Holdings, Inc.	1.3%
Clayton Williams Energy, Inc.	1.2%

Equity sectors
Financial Services	20.2%
Technology	18.0%
Health Care	13.2%
Energy	7.0%
Industrial Goods & Services	6.5%
Special Products & Services	6.2%
Basic Materials	5.5%
Leisure	5.3%
Retailing	4.4%
Utilities & Communications	3.8%
Consumer Staples	3.3%
Autos & Housing	3.1%
Transportation	2.4%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.53%	$1,000.00	$1,059.76	$2.71
	Hypothetical (h)	0.53%	$1,000.00	$1,022.17	$2.66
Service Class	Actual	0.78%	$1,000.00	$1,059.02	$3.98
	Hypothetical (h)	0.78%	$1,000.00	$1,020.93	$3.91

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.9%
Aerospace – 1.8%
AAR Corp.	36,011	$992,456
Ducommun, Inc. (a)	29,513	771,175
Engility Holdings, Inc. (a)	24,853	950,876

		$2,714,507

Apparel Manufacturers – 0.9%
Guess?, Inc.	49,123	$1,326,321

Biotechnology – 2.1%
Affymetrix, Inc. (a)	121,333	$1,081,077
Emergent BioSolutions, Inc. (a)	29,945	672,565
MiMedx Group, Inc. (a)	196,945	1,396,340

		$3,149,982

Broadcasting – 0.5%
MDC Partners, Inc.	33,468	$719,227

Brokerage & Asset Managers – 1.0%
Evercore Partners, Inc.	12,648	$729,031
GFI Group, Inc.	247,328	821,129

		$1,550,160

Business Services – 2.6%
Barrett Business Services, Inc.	4,406	$207,082
Forrester Research, Inc.	32,965	1,248,714
Jones Lang LaSalle, Inc.	8,714	1,101,362
Performant Financial Corp. (a)	45,260	457,126
Sykes Enterprises, Inc. (a)	36,159	785,735

		$3,800,019

Chemicals – 0.7%
Huntsman Corp.	35,617	$1,000,838

Computer Software – 3.3%
Aspen Technology, Inc. (a)	22,339	$1,036,530
CommVault Systems, Inc. (a)	33,483	1,646,359
PTC, Inc. (a)	56,566	2,194,761

		$4,877,650

Computer Software – Systems – 6.0%
CACI International, Inc., “A” (a)	12,805	$899,039
Ingram Micro, Inc., “A” (a)	57,245	1,672,126
Insight Enterprises, Inc. (a)	33,971	1,044,269
Pegasystems, Inc.	19,884	419,950
Premiere Global Services, Inc. (a)	62,579	835,430
SS&C Technologies Holdings, Inc. (a)	42,035	1,858,788
Tech Data Corp. (a)	10,824	676,716
Vantiv, Inc., “A” (a)	45,466	1,528,567

		$8,934,885

Construction – 3.1%
Eagle Materials, Inc.	15,813	$1,490,850
Lennox International, Inc.	18,504	1,657,403
Patrick Industries, Inc. (a)	17,764	827,625
Pool Corp.	10,883	615,542

		$4,591,420

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 0.6%
USANA Health Sciences, Inc. (a)	10,775	$841,959

Consumer Services – 3.7%
DeVry, Inc.	33,800	$1,431,092
Grand Canyon Education, Inc. (a)	28,648	1,316,949
HomeAway, Inc. (a)	45,899	1,598,203
ITT Educational Services, Inc. (a)	65,298	1,089,824

		$5,436,068

Electrical Equipment – 0.6%
Smith & Wesson Holding Corp. (a)	63,920	$929,397

Electronics – 4.5%
Benchmark Electronics, Inc. (a)	20,977	$534,494
Jabil Circuit, Inc.	66,700	1,394,030
M/A-COM Technology Solutions Holdings, Inc. (a)	22,210	499,281
MaxLinear, Inc., “A” (a)	155,135	1,562,209
OmniVision Technologies, Inc. (a)	47,200	1,037,456
Sanmina Corp. (a)	43,493	990,771
Silicon Laboratories, Inc. (a)	3,391	167,007
Ultratech, Inc. (a)	5,353	118,730
Vishay Intertechnology, Inc.	19,697	305,107

		$6,609,085

Energy – Independent – 4.4%
Athlon Energy, Inc. (a)	48,225	$2,300,333
Clayton Williams Energy, Inc. (a)	13,328	1,830,867
CVR Energy, Inc.	12,815	617,555
Delek U.S. Holdings, Inc.	25,847	729,661
PBF Energy, Inc., “A”	7,270	193,746
Western Refining Co. LP	24,202	908,785

		$6,580,947

Entertainment – 0.8%
Carmike Cinemas, Inc. (a)	7,105	$249,599
Cinemark Holdings, Inc.	4,081	144,304
TiVo, Inc. (a)	61,110	788,930

		$1,182,833

Food & Beverages – 2.3%
Cal-Maine Foods, Inc.	5,817	$432,319
Chiquita Brands International, Inc. (a)	69,696	756,202
Pilgrim’s Pride Corp. (a)	47,930	1,311,365
Sanderson Farms, Inc.	9,680	940,896

		$3,440,782

Food & Drug Stores – 0.6%
SUPERVALU, Inc. (a)	99,123	$814,791

Forest & Paper Products – 0.4%
Domtar Corp.	3,154	$135,149
Resolute Forest Products, Inc. (a)	31,379	526,540

		$661,689

4

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Gaming & Lodging – 0.6%
Global Cash Access Holdings, Inc. (a)	96,293	$857,008

Health Maintenance Organizations – 1.0%
Centene Corp. (a)	15,299	$1,156,757
Health Net, Inc. (a)	3,391	140,862
Molina Healthcare, Inc. (a)	3,490	155,759

		$1,453,378

Insurance – 4.3%
Assurant, Inc.	20,949	$1,373,207
Hanover Insurance Group, Inc.	1,825	115,249
HCI Group, Inc.	22,398	909,359
Safety Insurance Group, Inc.	14,400	739,872
Symetra Financial Corp.	48,275	1,097,774
Third Point Reinsurance Ltd. (a)	46,264	705,989
United Fire Group, Inc.	6,960	204,067
Validus Holdings Ltd.	29,988	1,146,741

		$6,292,258

Internet – 3.8%
AOL, Inc. (a)	12,668	$504,060
AVG Technologies N.V. (a)	38,293	770,838
Lionbridge Technologies, Inc. (a)	126,272	750,056
Shutterfly, Inc. (a)	38,930	1,676,326
Shutterstock, Inc. (a)	10,262	851,541
Stamps.com, Inc. (a)	32,649	1,099,945

		$5,652,766

Leisure & Toys – 1.8%
Brunswick Corp.	45,958	$1,936,211
Jakks Pacinc	96,610	747,761

		$2,683,972

Machinery & Tools – 4.1%
Allison Transmission Holdings, Inc.	40,941	$1,273,265
Columbus McKinnon Corp.	65,270	1,765,554
Herman Miller, Inc.	46,964	1,420,191
Kadant, Inc.	3,776	145,187
Kennametal, Inc.	6,970	322,572
Park-Ohio Holdings Corp.	18,533	1,076,953

		$6,003,722

Medical & Health Technology & Services – 1.5%
Addus Homecare Corp. (a)	12,303	$276,571
Kindred Healthcare, Inc.	49,182	1,136,104
PharMerica Corp. (a)	30,234	864,390

		$2,277,065

Medical Equipment – 6.7%
AngioDynamics, Inc. (a)	37,303	$609,158
AtriCure, Inc. (a)	86,100	1,582,518
DexCom, Inc. (a)	33,444	1,326,389
Invacare Corp.	39,195	720,012
Natus Medical, Inc. (a)	18,257	458,981
NxStage Medical, Inc. (a)	94,371	1,356,111
OraSure Technologies, Inc. (a)	222,270	1,913,745
PhotoMedex, Inc. (a)	52,386	641,729

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Sirona Dental Systems, Inc. (a)	2,494	$205,655
Symmetry Medical, Inc. (a)	44,568	394,872
Tornier N.V. (a)	32,167	752,064

		$9,961,234

Metals & Mining – 1.7%
Globe Specialty Metals, Inc.	21,512	$447,019
Olympic Steel, Inc.	24,409	604,123
U.S. Silica Holdings, Inc.	22,621	1,254,108
United States Steel Corp.	6,910	179,936

		$2,485,186

Natural Gas – Distribution – 0.1%
Atmos Energy Corp.	2,948	$157,423

Network & Telecom – 0.4%
Voxx International Corp. (a)	58,438	$549,902

Oil Services – 2.5%
Basic Energy Services, Inc. (a)	78,805	$2,302,682
Furmanite Corp. (a)	30,648	356,743
Willbros Group, Inc. (a)	88,515	1,093,160

		$3,752,585

Other Banks & Diversified Financials – 8.5%
BancorpSouth, Inc.	78,696	$1,933,561
Customers Bancorp, Inc. (a)	38,830	776,988
East West Bancorp, Inc.	11,573	404,939
First Interstate BancSystem, Inc.	62,630	1,702,283
Metro Bancorp, Inc. (a)	17,752	410,426
Nelnet, Inc., “A”	19,085	790,692
Ocwen Financial Corp. (a)	6,093	226,050
PacWest Bancorp	21,520	929,018
Popular, Inc. (a)	24,034	821,482
PrivateBancorp, Inc.	66,857	1,942,864
United Community Banks, Inc.	43,070	705,056
ViewPoint Financial Group	15,063	405,345
Western Alliance Bancorp. (a)	64,590	1,537,242

		$12,585,946

Pharmaceuticals – 1.8%
Alere, Inc. (a)	39,698	$1,485,499
Anika Therapeutics, Inc. (a)	3,914	181,336
Impax Laboratories, Inc. (a)	9,514	285,325
Mallinckrodt PLC (a)	9,400	752,188

		$2,704,348

Printing & Publishing – 1.4%
Arc Document Solutions, Inc. (a)	93,613	$548,572
Quad/Graphics, Inc.	32,758	732,796
R.R. Donnelley & Sons Co.	44,450	753,872

		$2,035,240

Railroad & Shipping – 0.5%
American Railcar Industries, Inc.	11,780	$798,331

Real Estate – 6.4%
Altisource Residential Corp.	15,329	$399,014
Ashford Hospitality Prime, REIT	11,642	199,777

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Ashford Hospitality Trust, REIT	73,003	$842,455
Hilltop Holdings, Inc. (a)	33,665	715,718
Home Properties, Inc., REIT	16,473	1,053,613
Hospitality Properties Trust	7,314	222,346
Medical Properties Trust, Inc., REIT	95,130	1,259,521
Mid-America Apartment Communities, Inc., REIT	15,615	1,140,676
Potlatch Corp., REIT	26,272	1,087,661
Resource Capital Corp., REIT	29,712	167,279
RLJ Lodging Trust, REIT	34,789	1,005,054
Ryman Hospitality Properties, Inc., REIT	7,050	339,458
Tanger Factory Outlet Centers, Inc., REIT	28,154	984,545

		$9,417,117

Restaurants – 0.3%
Jack in the Box, Inc.	3,174	$189,932
Red Robin Gourmet Burgers, Inc. (a)	2,819	200,713

		$390,645

Specialty Chemicals – 2.7%
A. Schulman, Inc.	15,921	$616,143
Andersons, Inc.	19,283	994,617
Green Plains, Inc.	45,653	1,500,614
REX American Resources Corp. (a)	11,810	865,791

		$3,977,165

Specialty Stores – 2.9%
Barnes & Noble, Inc. (a)	40,842	$930,789
Burlington Stores, Inc. (a)	31,682	1,009,389
Children’s Place, Inc.	29,929	1,485,376
Express, Inc. (a)	53,618	913,115

		$4,338,669

Telephone Services – 1.6%
Frontier Communications Corp.	123,915	$723,664
Inteliquent, Inc.	67,478	935,920
Shenandoah Telecommunications Co.	15,861	483,126
West Corp.	8,883	238,064

		$2,380,774

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Tobacco – 0.5%
Schweitzer-Mauduit International, Inc.	15,615	$681,751

Trucking – 1.8%
Celadon Group, Inc.	32,019	$682,645
Swift Transportation Co. (a)	80,481	2,030,536

		$2,713,181

Utilities – Electric Power – 1.6%
Black Hills Corp.	5,383	$330,462
Great Plains Energy, Inc.	4,722	126,880
PNM Resources, Inc.	41,946	1,230,276
Portland General Electric Co.	20,722	718,432

		$2,406,050

Utilities – Water – 0.5%
American States Water Co.	20,682	$687,263

Total Common Stocks (Identified Cost, $111,040,033)		$146,405,539

MONEY MARKET FUNDS – 1.2%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,807,704	$1,807,704

Total Investments (Identified Cost, $112,847,737)		$148,213,243

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(127,417)

Net Assets – 100.0%		$148,085,826

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $111,040,033)	$146,405,539
Underlying affiliated funds, at cost and value	1,807,704
Total investments, at value (identified cost, $112,847,737)	$148,213,243
Receivables for
Fund shares sold	45,851
Interest and dividends	90,918
Other assets	881
Total assets		$148,350,893
Liabilities
Payable for fund shares reacquired	$165,999
Payable to affiliates
Investment adviser	6,142
Shareholder servicing costs	61
Distribution and/or service fees	3,103
Payable for independent Trustees’ compensation	86
Accrued expenses and other liabilities	89,676
Total liabilities		$265,067
Net assets		$148,085,826
Net assets consist of
Paid-in capital	$75,608,716
Unrealized appreciation (depreciation) on investments	35,365,506
Accumulated net realized gain (loss) on investments	35,831,709
Undistributed net investment income	1,279,895
Net assets		$148,085,826
Shares of beneficial interest outstanding		7,758,347

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$34,021,358	1,759,743	$19.33
Service Class	114,064,468	5,998,604	19.02

See Notes to Financial Statements

7

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$729,772
Interest	7,103
Dividends from underlying affiliated funds	427
Foreign taxes withheld	(921)
Total investment income		$736,381
Expenses
Management fee	$291,488
Distribution and/or service fees	141,284
Shareholder servicing costs	2,541
Administrative services fee	14,254
Independent Trustees’ compensation	2,287
Custodian fee	21,074
Shareholder communications	23,322
Audit and tax fees	25,966
Legal fees	841
Miscellaneous	6,091
Total expenses		$529,148
Reduction of expenses by investment adviser	(2,802)
Net expenses		$526,346
Net investment income		$210,035
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$11,785,141
Change in unrealized appreciation (depreciation) on investments		$(3,754,876)
Net realized and unrealized gain (loss) on investments		$8,030,265
Change in net assets from operations		$8,240,300

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$210,035	$721,762
Net realized gain (loss) on investments	11,785,141	24,794,254
Net unrealized gain (loss) on investments and foreign currency translation	(3,754,876)	31,002,423
Change in net assets from operations	$8,240,300	$56,518,439
Distributions declared to shareholders
From net investment income	$—	$(2,211,067)
From net realized gain on investments	—	(9,643,715)
Total distributions declared to shareholders	$—	$(11,854,782)
Change in net assets from fund share transactions	$(14,590,776)	$(34,208,250)
Total change in net assets	$(6,350,476)	$10,455,407
Net assets
At beginning of period	154,436,302	143,980,895
At end of period (including undistributed net investment income of $1,279,895 and $1,069,860, respectively)	$148,085,826	$154,436,302

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$18.24		$13.57	$12.42	$13.12	$10.58	$7.74
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.11	$0.16	$0.11	$0.06	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	1.05		5.91	1.68	(0.75)	2.52	2.81
Total from investment operations	$1.09		$6.02	$1.84	$(0.64)	$2.58	$2.85
Less distributions declared to shareholders
From net investment income	$—		$(0.28)	$(0.08)	$(0.06)	$(0.04)	$(0.01)
From net realized gain on investments	—		(1.07)	(0.61)	—	—	—
Total distributions declared to shareholders	$—		$(1.35)	$(0.69)	$(0.06)	$(0.04)	$(0.01)
Net asset value, end of period (x)	$19.33		$18.24	$13.57	$12.42	$13.12	$10.58
Total return (%) (k)(r)(s)(x)	5.98	(n)	45.71	14.74	(4.87)	24.46	36.77
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.53	(a)	0.51	0.58	0.70	0.99	1.21
Expenses after expense reductions (f)	0.53	(a)	0.51	N/A	0.61	0.95	1.00
Net investment income	0.49	(a)	0.68	1.22	0.83	0.57	0.45
Portfolio turnover	30	(n)	69	82	37	131	132
Net assets at end of period (000 omitted)	$34,021		$33,401	$29,429	$71,405	$45,720	$48,950

Service Class	Six months ended 6/30/14 (unaudited)		Years ended 12/31
			2013	2012	2011	2010	2009

Net asset value, beginning of period	$17.96		$13.38	$12.26	$12.95	$10.45	$7.66
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.07	$0.15	$0.06	$0.04	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	1.04		5.82	1.63	(0.72)	2.47	2.78
Total from investment operations	$1.06		$5.89	$1.78	$(0.66)	$2.51	$2.80
Less distributions declared to shareholders
From net investment income	$—		$(0.24)	$(0.05)	$(0.03)	$(0.01)	$(0.01)
From net realized gain on investments	—		(1.07)	(0.61)	—	—	—
Total distributions declared to shareholders	$—		$(1.31)	$(0.66)	$(0.03)	$(0.01)	$(0.01)
Net asset value, end of period (x)	$19.02		$17.96	$13.38	$12.26	$12.95	$10.45
Total return (%) (k)(r)(s)(x)	5.90	(n)	45.33	14.39	(5.09)	24.07	36.50
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.78	(a)	0.76	0.83	0.94	1.23	1.46
Expenses after expense reductions (f)	0.78	(a)	0.76	N/A	0.85	1.20	1.25
Net investment income	0.23	(a)	0.42	1.11	0.50	0.34	0.20
Portfolio turnover	30	(n)	69	82	37	131	132
Net assets at end of period (000 omitted)	$114,064		$121,036	$114,552	$117,293	$134,958	$134,819

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$146,405,539	$—	$—	$146,405,539
Mutual Funds	1,807,704	—	—	1,807,704
Total Investments	$148,213,243	$—	$—	$148,213,243

For further information regarding security characteristics, see the Portfolio of Investments.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2014, there were no securities on loan or collateral outstanding.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the Fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$2,211,067
Long-term capital gains	9,643,715
Total distributions	$11,854,782

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$113,704,666
Gross appreciation	36,848,911
Gross depreciation	(2,340,334)
Net unrealized appreciation (depreciation)	$34,508,577

As of 12/31/13
Undistributed ordinary income	21,337,569
Undistributed long-term capital gain	4,391,014
Other temporary differences	9,632
Net unrealized appreciation (depreciation)	38,498,595

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$516,885	$—	$1,991,337
Service Class	—	1,694,182	—	7,652,378
Total	$—	$2,211,067	$—	$9,643,715

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $2,645, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

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MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014 the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $2,508, which equated to 0.0034% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $33.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0196% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $330 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $157, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other short-term obligations, aggregated $44,632,533 and $59,572,397, respectively.

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MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	97,870	$1,739,910	64,982	$1,048,081
Service Class	184,590	3,359,319	217,153	3,629,669
	282,460	$5,099,229	282,135	$4,677,750
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	156,764	$2,508,222
Service Class	—	—	592,680	9,346,560
	—	$—	749,444	$11,854,782
Shares reacquired
Initial Class	(169,152)	$(3,106,938)	(559,516)	$(9,070,000)
Service Class	(923,851)	(16,583,067)	(2,634,233)	(41,670,782)
	(1,093,003)	$(19,690,005)	(3,193,749)	$(50,740,782)
Net change
Initial Class	(71,282)	$(1,367,028)	(337,770)	$(5,513,697)
Service Class	(739,261)	(13,223,748)	(1,824,400)	(28,694,553)
	(810,543)	$(14,590,776)	(2,162,170)	$(34,208,250)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $311 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,168,618	13,544,457	(12,905,371)	1,807,704

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$427	$1,807,704

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MFS Blended Research Small Cap Equity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

VIA-SEM

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	55.7%
U.S. Treasury Securities	37.7%

Composition including fixed income credit quality (a)(i)
AAA	16.0%
AA	36.9%
A	2.5%
BBB	0.3%
U.S. Government	37.7%
Cash & Other	6.6%

Portfolio facts (i)
Average Duration (d)	7.9
Average Effective Maturity (m)	13.7 yrs.

Issuer country weightings (i)(x)
United States	44.3%
United Kingdom	23.6%
France	10.0%
Germany	5.7%
Japan	5.4%
Canada	4.3%
Sweden	3.0%
Australia	2.5%
New Zealand	0.5%
Other Countries	0.7%

Currency exposure weightings (i)(y)
United States Dollar	41.4%
British Pound Sterling	31.9%
Euro	18.1%
Canadian Dollar	2.9%
Japanese Yen	2.0%
Swedish Krona	1.6%
Australian Dollar	1.4%
New Zealand Dollar	0.4%
Danish Krone	0.3%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.55%	$1,000.00	$1,060.76	$2.81
	Hypothetical (h)	0.55%	$1,000.00	$1,022.07	$2.76
Service Class	Actual	0.80%	$1,000.00	$1,059.24	$4.08
	Hypothetical (h)	0.80%	$1,000.00	$1,020.83	$4.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 93.0%
International Market Sovereign – 55.5%
Commonwealth of Australia, Inflation Linked Bond, 4%, 8/20/20	AUD	2,274,638	$2,551,531
Commonwealth of Australia, Inflation Linked Bond, 1.25%, 2/21/22	AUD	5,575,680	5,367,417
Commonwealth of Australia, Inflation Linked Bond, 3%, 9/20/25	AUD	2,706,774	3,040,066
Commonwealth of Australia, Inflation Linked Bond, 2%, 8/21/35	AUD	822,640	836,087
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 4/15/16	EUR	5,961,072	8,400,108
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 4/15/20	EUR	7,361,183	11,456,451
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 4/15/23	EUR	4,983,744	7,054,083
Government of Canada, Inflation Linked Bond, 4.25%, 12/01/21	CAD	5,726,714	7,085,980
Government of Canada, Inflation Linked Bond, 4%, 12/01/31	CAD	3,603,284	5,333,083
Government of Canada, Inflation Linked Bond, 2%, 12/01/41	CAD	6,316,359	7,727,617
Government of France, Inflation Linked Bond, 1.8%, 7/25/40	EUR	2,871,025	4,927,486
Government of France, Inflation Linked Bond, 1.3%, 7/25/19	EUR	1,414,787	2,130,801
Government of France, Inflation Linked Bond, 2.25%, 7/25/20	EUR	4,061,128	6,480,678
Government of France, Inflation Linked Bond, 1.1%, 7/25/22	EUR	6,308,892	9,518,540
Government of France, Inflation Linked Bond, 2.1%, 7/25/23	EUR	3,027,090	4,957,124
Government of France, Inflation Linked Bond, 3.4%, 7/25/29	EUR	3,962,879	7,780,224
Government of France, Inflation Linked Bond, 3.15%, 7/25/32	EUR	5,422,667	10,644,480
Government of Japan, Inflation Linked Bond, 0.5%, 12/10/14	JPY	229,950,000	2,369,639
Government of Japan, Inflation Linked Bond, 1%, 6/10/16	JPY	333,450,000	3,612,306
Government of Japan, Inflation Linked Bond, 1.3%, 9/10/17	JPY	765,750,000	8,628,057
Government of Japan, Inflation Linked Bond, 1.4%, 3/10/18	JPY	202,600,000	2,315,786
Government of Japan, Inflation Linked Bond, 1.4%, 6/10/18	JPY	507,000,000	5,807,691
Government of Japan, Inflation Linked Bond, 0.1%, 9/10/23	JPY	255,750,000	2,739,015
Government of New Zealand, Inflation Linked Bond, 2%, 9/20/25	NZD	2,562,250	2,121,546
Kigndom of Sweden, Inflation Linked Bond, 0.25%, 6/01/22	SEK	15,125,771	2,277,149
Kingdom of Denmark, Inflation Linked Bond, 0.1%, 11/15/23	DKK	10,381,700	1,919,133

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
Kingdom of Spain, Inflation Linked Bond, 1.8%, 11/30/24	EUR	1,004,090	$1,417,121
Kingdom of Sweden, Inflation Linked Bond, 4%, 12/01/20	SEK	55,503,846	10,451,255
Kingdom of Sweden, Inflation Linked Bond, 3.5%, 12/01/28	SEK	6,125,878	1,293,092
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 7/22/30	GBP	1,582,389	4,553,249
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 7/17/24	GBP	3,876,955	8,474,370
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/27	GBP	4,337,506	8,813,574
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/29	GBP	3,426,982	6,010,974
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/32	GBP	3,438,650	7,331,415
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 3/22/34	GBP	3,303,210	6,513,517
United Kingdom Treasury, Inflation Linked Bond, 2%, 1/26/35	GBP	2,975,535	7,244,230
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 11/22/37	GBP	3,571,704	7,800,306
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 3/22/40	GBP	3,847,503	7,710,716
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 11/22/42	GBP	4,007,655	8,174,199
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 11/22/47	GBP	4,538,858	9,836,367
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 3/22/50	GBP	4,022,425	8,248,725
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 11/22/55	GBP	3,244,821	8,634,650
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 3/22/62	GBP	3,408,913	7,115,747
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 3/22/68	GBP	2,186,304	4,072,205

			$260,777,790

U.S. Treasury Inflation Protected Securities – 37.5%
U.S. Treasury Bonds, 0.125%, 4/15/17		$6,149,893	$6,361,297
U.S. Treasury Bonds, 1.625%, 1/15/18		3,279,464	3,576,921
U.S. Treasury Bonds, 1.125%, 1/15/21		6,119,936	6,629,133
U.S. Treasury Bonds, 0.375%, 7/15/23		9,605,417	9,791,522
U.S. Treasury Bonds, 0.625%, 1/15/24		7,246,326	7,509,005
U.S. Treasury Bonds, 2.375%, 1/15/25		5,878,490	7,121,696
U.S. Treasury Bonds, 2%, 1/15/26		3,901,074	4,596,257
U.S. Treasury Bonds, 2.375%, 1/15/27		3,596,099	4,412,806
U.S. Treasury Bonds, 1.75%, 1/15/28		4,524,257	5,208,551
U.S. Treasury Bonds, 3.625%, 4/15/28		2,802,533	3,935,807
U.S. Treasury Bonds, 2.5%, 1/15/29		2,545,181	3,211,303
U.S. Treasury Bonds, 3.875%, 4/15/29		3,107,726	4,543,106
U.S. Treasury Bonds, 3.375%, 4/15/32		1,986,067	2,867,849
U.S. Treasury Bonds, 2.125%, 2/15/40		1,614,563	2,054,154

4

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Bonds, 2.125%, 2/15/41	$2,584,095	$3,313,698
U.S. Treasury Bonds, 0.75%, 2/15/42	4,110,648	3,869,468
U.S. Treasury Bonds, 0.625%, 2/15/43	2,246,876	2,039,741
U.S. Treasury Bonds, 1.375%, 2/15/44	3,514,495	3,865,396
U.S. Treasury Notes, 1.875%, 7/15/15	1,908,672	1,982,335
U.S. Treasury Notes, 2%, 1/15/16	3,225,015	3,400,124
U.S. Treasury Notes, 0.125%, 4/15/16	11,693,073	12,000,017
U.S. Treasury Notes, 2.5%, 7/15/16	3,671,959	3,984,649
U.S. Treasury Notes, 2.375%, 1/15/17	2,816,690	3,081,413
U.S. Treasury Notes, 2.625%, 7/15/17	8,853,476	9,911,051
U.S. Treasury Notes, 0.125%, 4/15/18	6,520,574	6,735,551
U.S. Treasury Notes, 2.125%, 1/15/19	4,138,542	4,661,032
U.S. Treasury Notes, 1.875%, 7/15/19	4,108,147	4,624,233
U.S. Treasury Notes, 1.375%, 1/15/20	843,062	924,734
U.S. Treasury Notes, 1.25%, 7/15/20	4,333,021	4,748,380
U.S. Treasury Notes, 0.625%, 7/15/21	9,339,465	9,837,809
U.S. Treasury Notes, 0.125%, 1/15/22	8,045,387	8,098,816

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.125%, 7/15/22	$9,509,114	$9,573,747
U.S. Treasury Notes, 0.125%, 1/15/23	8,095,445	8,067,612

		$176,539,213

Total Bonds (Identified Cost, $425,678,887)		$437,317,003

MONEY MARKET FUNDS – 6.7%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	31,814,342	$31,814,342

Total Investments (Identified Cost, $457,493,229)		$469,131,345

OTHER ASSETS, LESS LIABILITIES – 0.3%		1,248,042

Net Assets – 100.0%		$470,379,387

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

DKK	Danish Krone

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

NZD	New Zealand Dollar

SEK	Swedish Krona

Derivative Contracts at 6/30/14

Forward Foreign Currency Exchange Contracts at 6/30/14

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Credit Suisse Group	450,000	7/11/14	$416,044	$424,053	$8,009
BUY	CAD	Deutsche Bank AG	2,624,000	7/11/14	2,423,206	2,458,579	35,373
BUY	CAD	Goldman Sachs International	1,899,000	7/11/14	1,725,579	1,779,284	53,705
BUY	DKK	Credit Suisse Group	1,016,000	7/11/14	185,244	186,606	1,362
BUY	DKK	Goldman Sachs International	6,580,000	7/11/14	1,208,286	1,208,540	254
BUY	EUR	Credit Suisse Group	1,609,000	7/11/14	2,191,748	2,203,279	11,531
BUY	EUR	Deutsche Bank AG	1,818,267	7/11/14	2,478,542	2,489,838	11,296
SELL	EUR	Goldman Sachs International	3,798,018	7/11/14	5,207,639	5,200,804	6,835
BUY	GBP	Barclays Bank PLC	1,095,651	7/11/14	1,861,006	1,874,965	13,959
BUY	GBP	Credit Suisse Group	10,578,454	7/11/14	17,694,898	18,102,695	407,797
BUY	GBP	Deutsche Bank AG	527,216	7/11/14	883,469	902,214	18,745
BUY	GBP	Goldman Sachs International	2,767,879	7/11/14	4,659,737	4,736,615	76,878
BUY	GBP	Merrill Lynch International Bank	10,578,454	7/11/14	17,696,273	18,102,695	406,422
BUY	JPY	Brown Brothers Harriman	95,496,000	7/11/14	938,190	942,722	4,532
BUY	JPY	Credit Suisse Group	109,086,000	7/11/14	1,070,747	1,076,880	6,133
BUY	NZD	Barclays Bank PLC	2,281,290	7/11/14	1,957,921	1,995,750	37,829
BUY	NZD	Westpac Banking Corp.	2,218,000	7/11/14	1,891,167	1,940,382	49,215
SELL	SEK	Goldman Sachs International	28,508,821	7/11/14	4,347,917	4,266,336	81,581

							$1,231,456

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/14 – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives
SELL	AUD	Goldman Sachs International	3,811,749	7/11/14	$3,573,885	$3,591,973	$(18,088)
SELL	AUD	Westpac Banking Corp.	2,105,211	7/11/14	1,937,742	1,983,830	(46,088)
SELL	CAD	Goldman Sachs International	8,653,763	7/11/14	7,871,846	8,108,218	(236,372)
SELL	CAD	JPMorgan Chase Bank N.A.	2,529,000	7/11/14	2,309,260	2,369,568	(60,308)
SELL	CAD	Merrill Lynch International Bank	440,992	7/11/14	400,341	413,191	(12,850)
SELL	DKK	UBS AG	10,385,547	7/11/14	1,892,207	1,907,500	(15,293)
BUY	EUR	Credit Suisse Group	9,751,109	7/11/14	13,460,285	13,352,648	(107,637)
BUY	EUR	Goldman Sachs International	3,386,000	7/11/14	4,694,279	4,636,608	(57,671)
SELL	EUR	Credit Suisse Group	1,883,276	7/11/14	2,556,392	2,578,858	(22,466)
SELL	EUR	Goldman Sachs International	3,376,163	7/11/14	4,603,786	4,623,137	(19,351)
SELL	EUR	Royal Bank of Scotland Group PLC	341,000	7/11/14	463,653	466,947	(3,294)
SELL	GBP	Brown Brothers Harriman	501,000	7/11/14	840,419	857,351	(16,932)
SELL	GBP	Credit Suisse Group	276,000	7/11/14	461,827	472,313	(10,486)
SELL	GBP	Goldman Sachs International	1,274,000	7/11/14	2,128,184	2,180,170	(51,986)
SELL	GBP	Royal Bank of Scotland Group PLC	638,000	7/11/14	1,069,906	1,091,797	(21,891)
SELL	JPY	Brown Brothers Harriman	23,758,000	7/11/14	233,430	234,535	(1,105)
SELL	JPY	Credit Suisse Group	128,349,000	7/11/14	1,249,897	1,267,041	(17,144)
SELL	JPY	Deutsche Bank AG	824,783,302	7/11/14	8,095,683	8,142,131	(46,448)
SELL	JPY	Goldman Sachs International	824,783,303	7/11/14	8,096,509	8,142,131	(45,622)
SELL	JPY	Royal Bank of Scotland Group PLC	53,020,000	7/11/14	519,293	523,405	(4,112)
SELL	NZD	Barclays Bank PLC	737,033	7/11/14	623,810	644,782	(20,972)
SELL	NZD	Deutsche Bank AG	1,725,812	7/11/14	1,461,918	1,509,799	(47,881)
SELL	NZD	Westpac Banking Corp.	2,271,000	7/11/14	1,904,306	1,986,748	(82,442)
SELL	SEK	Goldman Sachs International	15,210,224	7/11/14	2,271,243	2,276,205	(4,962)

							$(971,401)

At June 30, 2014, the fund had cash collateral of $50,000 to cover any commitments for certain derivative contracts. Cash collateral is comprised of “Restricted cash” in the Statement of Assets and Liabilities.

See Notes to Financial Statements

6

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $425,678,887)	$437,317,003
Underlying affiliated funds, at cost and value	31,814,342
Total investments, at value (identified cost, $457,493,229)	$469,131,345
Restricted cash	50,000
Receivables for
Forward foreign currency exchange contracts	1,231,456
Interest	2,233,929
Other assets	2,193
Total assets		$472,648,923
Liabilities
Payables for
Forward foreign currency exchange contracts	$971,401
Fund shares reacquired	1,166,884
Payable to affiliates
Investment adviser	24,485
Shareholder servicing costs	108
Distribution and/or service fees	6,517
Payable for independent Trustees’ compensation	3,049
Accrued expenses and other liabilities	97,092
Total liabilities		$2,269,536
Net assets		$470,379,387
Net assets consist of
Paid-in capital	$460,807,607
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	11,905,756
Accumulated net realized gain (loss) on investments and foreign currency	(5,930,661)
Undistributed net investment income	3,596,685
Net assets		$470,379,387
Shares of beneficial interest outstanding		44,374,063

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$232,079,388	21,793,408	$10.65
Service Class	238,299,999	22,580,655	10.55

See Notes to Financial Statements

7

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$4,494,009
Dividends from underlying affiliated funds	18,031
Total investment income		$4,512,040
Expenses
Management fee	$1,166,108
Distribution and/or service fees	296,461
Shareholder servicing costs	4,453
Administrative services fee	32,855
Independent Trustees’ compensation	7,675
Custodian fee	37,611
Shareholder communications	21,109
Audit and tax fees	21,056
Legal fees	2,722
Miscellaneous	10,335
Total expenses		$1,600,385
Reduction of expenses by investment adviser	(9,019)
Net expenses		$1,591,366
Net investment income		$2,920,674
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(551,601)
Foreign currency	2,579,709
Net realized gain (loss) on investments and foreign currency		$2,028,108
Change in unrealized appreciation (depreciation)
Investments	$25,055,820
Translation of assets and liabilities in foreign currencies	(2,416,675)
Net unrealized gain (loss) on investments and foreign currency translation		$22,639,145
Net realized and unrealized gain (loss) on investments and foreign currency		$24,667,253
Change in net assets from operations		$27,587,927

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$2,920,674	$486,905
Net realized gain (loss) on investments and foreign currency	2,028,108	(7,629,854)
Net unrealized gain (loss) on investments and foreign currency translation	22,639,145	(20,150,589)
Change in net assets from operations	$27,587,927	$(27,293,538)
Distributions declared to shareholders
From net realized gain on investments	$—	$(30,280,009)
Change in net assets from fund share transactions	$(36,139,785)	$5,105,894
Total change in net assets	$(8,551,858)	$(52,467,653)
Net assets
At beginning of period	478,931,245	531,398,898
At end of period (including undistributed net investment income of $3,596,685 and $676,011, respectively)	$470,379,387	$478,931,245

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013		2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$10.04		$11.29		$11.34	$10.64	$10.34	$9.87
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.02		$0.10	$0.25	$0.14	$0.24
Net realized and unrealized gain (loss) on investments and foreign currency	0.54		(0.61)		0.76	1.00	0.40	0.61
Total from investment operations	$0.61		$(0.59)		$0.86	$1.25	$0.54	$0.85
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.10)	$(0.26)	$(0.14)	$(0.22)
From net realized gain on investments	—		(0.66)		(0.81)	(0.29)	(0.10)	(0.16)
Total distributions declared to shareholders	$—		$(0.66)		$(0.91)	$(0.55)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$10.65		$10.04		$11.29	$11.34	$10.64	$10.34
Total return (%) (k)(r)(s)(x)	6.08	(n)	(5.07)		7.74	11.90	5.24	8.72
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.56		0.65	0.66	0.66	0.66
Expenses after expense reductions (f)	0.55	(a)	0.56		N/A	0.65	0.65	0.65
Net investment income	1.39	(a)(l)	0.22		0.87	2.23	1.34	2.33
Portfolio turnover	11	(n)	51		520	430	388	278
Net assets at end of period (000 omitted)	$232,079		$230,805		$227,553	$264,474	$217,591	$106,264

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013		2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$9.96		$11.23		$11.31	$10.61	$10.32	$9.87
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06		$(0.00	)(w)	$0.07	$0.20	$0.12	$0.21
Net realized and unrealized gain (loss) on investments and foreign currency	0.53		(0.61)		0.75	1.03	0.38	0.60
Total from investment operations	$0.59		$(0.61)		$0.82	$1.23	$0.50	$0.81
Less distributions declared to shareholders
From net investment income	$—		$—		$(0.09)	$(0.24)	$(0.11)	$(0.20)
From net realized gain on investments	—		(0.66)		(0.81)	(0.29)	(0.10)	(0.16)
Total distributions declared to shareholders	$—		$(0.66)		$(0.90)	$(0.53)	$(0.21)	$(0.36)
Net asset value, end of period (x)	$10.55		$9.96		$11.23	$11.31	$10.61	$10.32
Total return (%) (k)(r)(s)(x)	5.92	(n)	(5.28)		7.42	11.70	4.91	8.34
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.81		0.90	0.91	0.91	0.91
Expenses after expense reductions (f)	0.80	(a)	0.81		N/A	0.90	0.90	0.90
Net investment income (loss)	1.12	(a)(l)	(0.00	)(w)	0.61	1.78	1.09	2.07
Portfolio turnover	11	(n)	51		520	430	388	278
Net assets at end of period (000 omitted)	$238,300		$248,127		$303,846	$280,788	$161,359	$78,839

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01 and total return or ratio was less than 0.01%, as applicable.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ

12

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$176,539,213	$—	$176,539,213
Non-U.S. Sovereign Debt	—	260,777,790	—	260,777,790
Mutual Funds	31,814,342	—	—	31,814,342
Total Investments	$31,814,342	$437,317,003	$—	$469,131,345

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$260,055	$—	$260,055

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$1,231,456	$(971,401)

13

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$2,569,217

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(2,398,828)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

upward or downward based on the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$24,069,446
Long-term capital gains	6,210,563
Total distributions	$30,280,009

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$459,236,555
Gross appreciation	17,705,620
Gross depreciation	(7,810,830)
Net unrealized appreciation (depreciation)	$9,894,790

As of 12/31/13
Undistributed ordinary income	3,430,048
Capital loss carryforwards	(6,110,778)
Other temporary differences	(190,173)
Net unrealized appreciation (depreciation)	(15,145,244)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such losses are characterized as follows:

Short-Term	$(4,398,961)
Long-Term	(1,711,817)
Total	$(6,110,778)

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the above net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses.

The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$14,003,841
Service Class	—	16,276,168
Total	$—	$30,280,009

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $8,519, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $4,431, which equated to 0.0019% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $22.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0141% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,076 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $500, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$28,018,519	$47,685,871
Investments (non-U.S. Government securities)	$20,253,487	$17,799,469

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	267,274	$2,726,353	2,338,408	$24,593,406
Service Class	274,740	2,847,058	2,829,388	29,787,750
	542,014	$5,573,411	5,167,796	$54,381,156
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,431,886	$14,003,841
Service Class	—	—	1,674,503	16,276,168
	—	$—	3,106,389	$30,280,009
Shares reacquired
Initial Class	(1,468,968)	$(15,180,002)	(932,212)	$(9,958,556)
Service Class	(2,608,639)	(26,533,194)	(6,636,783)	(69,596,715)
	(4,077,607)	$(41,713,196)	(7,568,995)	$(79,555,271)
Net change
Initial Class	(1,201,694)	$(12,453,649)	2,838,082	$28,638,691
Service Class	(2,333,899)	(23,686,136)	(2,132,892)	(23,532,797)
	(3,535,593)	$(36,139,785)	705,190	$5,105,894

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 24%, 18%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $967 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

17

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49,905,363	58,658,864	(76,749,885)	31,814,342

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$18,031	$31,814,342

18

MFS Inflation-Adjusted Bond Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

19

SEMIANNUAL REPORT

June 30, 2014

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VDV-SEM

MFS® NEW DISCOVERY VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

1

MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
CAI International, Inc.	1.7%
Everest Re Group Ltd.	1.5%
TCF Financial Corp.	1.5%
Corporate Office Properties Trust, REIT	1.5%
Cinemark Holdings, Inc.	1.4%
Rovi Corp.	1.4%
NICE Systems Ltd., ADR	1.4%
Global Payments, Inc.	1.3%
Ingram Micro, Inc., “A”	1.3%
Tronox Ltd., “A”	1.3%

Equity sectors
Financial Services	29.5%
Technology	11.7%
Energy	8.6%
Industrial Goods & Services	8.4%
Basic Materials	7.3%
Retailing	7.2%
Special Products & Services	7.1%
Leisure	5.4%
Health Care	4.3%
Utilities & Communications	3.7%
Transportation	3.7%
Consumer Staples	1.2%
Autos & Housing	0.5%

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

2

MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	1.05%	$1,000.00	$1,033.83	$5.29
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
Service Class	Actual	1.30%	$1,000.00	$1,032.34	$6.55
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period and the hypothetical expenses paid during the period would have been approximately 0.88%, $4.44 and $4.41 for Initial Class and 1.13%, $5.69 and $5.66 for Service Class. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

3

MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Apparel Manufacturers – 1.0%
Guess?, Inc.	24,988	$674,674

Broadcasting – 1.2%
Stroer Out-of-Home Media AG	38,808	$858,208

Brokerage & Asset Managers – 2.6%
FXCM, Inc., “A”	39,691	$593,777
GAIN Capital Holdings, Inc.	46,326	364,586
NASDAQ OMX Group, Inc.	22,943	886,059

		$1,844,422

Business Services – 5.3%
Forrester Research, Inc.	16,690	$632,217
Global Payments, Inc.	12,510	911,354
RE/MAX Holdings, Inc., “A”	22,056	652,637
Resources Connection, Inc.	65,772	862,271
Serco Group PLC	99,095	619,856

		$3,678,335

Computer Software – 2.1%
OBIC Co. Ltd.	15,000	$494,546
Rovi Corp. (a)	39,650	950,014

		$1,444,560

Computer Software – Systems – 3.3%
Ingram Micro, Inc., “A” (a)	31,061	$907,292
Model N, Inc. (a)	37,945	419,292
NICE Systems Ltd., ADR	23,199	946,751

		$2,273,335

Construction – 0.5%
Beacon Roofing Supply, Inc. (a)	10,575	$350,244

Consumer Products – 1.2%
Sensient Technologies Corp.	14,662	$816,967

Consumer Services – 1.8%
Carriage Services, Inc.	3,723	$63,775
DeVry, Inc.	10,923	462,480
ITT Educational Services, Inc. (a)(l)	20,215	337,388
Servicemaster Global Holdings, Inc. (a)	20,647	376,395

		$1,240,038

Containers – 1.2%
Greif, Inc., “A”	15,817	$862,976

Electronics – 4.7%
Entropic Communications, Inc. (a)	83,148	$276,883
Lattice Semiconductor Corp. (a)	44,693	368,717
MaxLinear, Inc., “A” (a)	61,930	623,635
Micrel, Inc.	63,484	716,100
MKS Instruments, Inc.	9,452	295,280
Rubicon Technology, Inc. (a)	61,695	539,831
Ultratech, Inc. (a)	20,350	451,363

		$3,271,809

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Energy – Independent – 3.6%
Energen Corp.	8,589	$763,390
Memorial Resource Development Corp. (a)	18,248	444,521
Rosetta Resources, Inc. (a)	9,005	493,924
SM Energy Co.	7,248	609,557
Walter Energy, Inc. (l)	32,537	177,327

		$2,488,719

Entertainment – 2.5%
AMC Entertainment Holdings, Inc., “A”	29,699	$738,614
Cinemark Holdings, Inc.	28,357	1,002,704

		$1,741,318

Food & Drug Stores – 0.5%
Brazil Pharma S.A. (a)	190,562	$318,250

Health Maintenance Organizations – 0.9%
Molina Healthcare, Inc. (a)	13,581	$606,120

Insurance – 7.4%
Allied World Assurance Co.	23,397	$889,554
Aspen Insurance Holdings Ltd.	10,461	475,139
Everest Re Group Ltd.	6,330	1,015,902
Hanover Insurance Group, Inc.	11,563	730,203
Safety Insurance Group, Inc.	7,186	369,217
Stewart Information Services Corp.	15,286	474,019
Symetra Financial Corp.	25,781	586,260
Third Point Reinsurance Ltd. (a)	41,771	637,425

		$5,177,719

Leisure & Toys – 1.7%
Brunswick Corp.	14,298	$602,375
Callaway Golf Co.	66,437	552,756

		$1,155,131

Machinery & Tools – 7.2%
Columbus McKinnon Corp.	27,681	$748,771
Douglas Dynamics, Inc.	40,191	708,165
Herman Miller, Inc.	20,090	607,522
Joy Global, Inc.	13,747	846,540
Kennametal, Inc.	14,558	673,744
Polypore International, Inc. (a)	12,104	577,724
Regal Beloit Corp.	10,596	832,422

		$4,994,888

Major Banks – 2.4%
Comerica, Inc.	15,827	$793,882
Huntington Bancshares, Inc.	91,996	877,642

		$1,671,524

Medical & Health Technology & Services – 2.2%
Cross Country Healthcare, Inc. (a)	83,047	$541,466
IPC The Hospitalist Co., Inc. (a)	8,729	385,996
MEDNAX, Inc. (a)	10,492	610,110

		$1,537,572

4

MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – 1.2%
Teleflex, Inc.	7,903	$834,557

Metals & Mining – 3.3%
GrafTech International Ltd. (a)	80,090	$837,741
Horsehead Holding Corp. (a)	31,699	578,824
Iluka Resources Ltd.	115,758	887,422

		$2,303,987

Natural Gas – Distribution – 1.1%
AGL Resources, Inc.	13,695	$753,636

Natural Gas – Pipeline – 0.6%
StealthGas, Inc. (a)	35,449	$393,484

Network & Telecom – 1.7%
Ixia (a)	57,401	$656,093
Polycom, Inc. (a)	39,557	495,649

		$1,151,742

Oil Services – 5.0%
C&J Energy Services, Inc. (a)	15,673	$529,434
Helix Energy Solutions Group, Inc. (a)	23,844	627,336
Superior Energy Services, Inc.	19,717	712,572
Tesco Corp.	33,675	718,625
Tidewater, Inc.	15,805	887,451

		$3,475,418

Other Banks & Diversified Financials – 10.5%
Berkshire Hills Bancorp, Inc.	19,466	$452,001
Brookline Bancorp, Inc.	82,877	776,557
CAI International, Inc. (a)	53,827	1,184,732
Cathay General Bancorp, Inc.	27,629	706,197
EZCORP, Inc., “A” (a)	48,390	558,905
First Interstate BancSystem, Inc.	25,478	692,492
PrivateBancorp, Inc.	30,603	889,323
Regional Management Corp. (a)	30,395	470,211
Sandy Spring Bancorp, Inc.	22,702	565,507
TCF Financial Corp.	61,893	1,013,188

		$7,309,113

Pollution Control – 1.2%
Progressive Waste Solutions Ltd.	33,234	$853,117

Railroad & Shipping – 1.3%
Diana Shipping, Inc. (a)	81,598	$888,602

Real Estate – 6.4%
BioMed Realty Trust, Inc., REIT	38,267	$835,369
Corporate Office Properties Trust, REIT	36,302	1,009,559
EPR Properties, REIT	16,035	895,875
Hatteras Financial Corp., REIT	42,707	846,026
Select Income, REIT	29,512	874,736

		$4,461,565

Specialty Chemicals – 2.7%
Kronos Worldwide, Inc.	23,657	$370,705
Taminco Corp. (a)	27,057	629,346
Tronox Ltd., “A”	33,588	903,517

		$1,903,568

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Stores – 5.8%
Burlington Stores, Inc. (a)	14,651	$466,781
Children’s Place, Inc.	14,516	720,429
Citi Trends, Inc. (a)	8,312	178,376
Express, Inc. (a)	41,950	714,409
Gordmans Stores, Inc.	72,634	312,326
Kirkland’s, Inc. (a)	33,348	618,605
Rent-A-Center, Inc.	23,480	673,406
Tilly’s, Inc. (a)	44,215	355,489

		$4,039,821

Trucking – 2.4%
Atlas Air Worldwide Holdings, Inc. (a)	14,319	$527,655
Celadon Group, Inc.	21,286	453,818
Marten Transport Ltd.	30,832	689,095

		$1,670,568

Utilities – Electric Power – 2.1%
El Paso Electric Co.	17,678	$710,832
Great Plains Energy, Inc.	27,213	731,213

		$1,442,045

Total Common Stocks (Identified Cost, $56,267,933)		$68,488,032

MONEY MARKET FUNDS – 1.8%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,268,531	$1,268,531

COLLATERAL FOR SECURITIES LOANED – 0.6%
Navigator Securities Lending Prime Portfolio, 0.14%, at Cost and Net Asset Value (j)	373,710	$373,710

Total Investments (Identified Cost, $57,910,174)		$70,130,273

OTHER ASSETS, LESS LIABILITIES – (1.0)%		(671,989)

Net Assets – 100.0%		$69,458,284

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

5

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $56,641,643)	$68,861,742
Underlying affiliated funds, at cost and value	1,268,531
Total investments, at value, including $362,347 of securities on loan (identified cost, $57,910,174)	$70,130,273
Foreign currency, at value (identified cost, $4,047)	4,051
Receivables for
Investments sold	1,768,863
Fund shares sold	164
Interest and dividends	86,927
Other assets	474
Total assets		$71,990,752
Liabilities
Payables for
Investments purchased	$1,814,862
Fund shares reacquired	310,482
Collateral for securities loaned, at value	373,710
Payable to affiliates
Investment adviser	4,829
Shareholder servicing costs	46
Distribution and/or service fees	302
Payable for independent Trustees’ compensation	30
Accrued expenses and other liabilities	28,207
Total liabilities		$2,532,468
Net assets		$69,458,284
Net assets consist of
Paid-in capital	$42,965,143
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	12,220,112
Accumulated net realized gain (loss) on investments and foreign currency	13,784,414
Undistributed net investment income	488,615
Net assets		$69,458,284
Shares of beneficial interest outstanding		5,548,236

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$58,371,904	4,657,794	$12.53
Service Class	11,086,380	890,442	12.45

See Notes to Financial Statements

6

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$526,562
Interest	2,861
Dividends from underlying affiliated funds	508
Foreign taxes withheld	(4,104)
Total investment income		$525,827
Expenses
Management fee	$304,260
Distribution and/or service fees	13,768
Shareholder servicing costs	1,883
Administrative services fee	9,724
Independent Trustees’ compensation	1,335
Custodian fee	13,771
Shareholder communications	1,551
Audit and tax fees	25,966
Legal fees	365
Miscellaneous	5,121
Total expenses		$377,744
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(8,619)
Net expenses		$369,124
Net investment income		$156,703
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$4,699,270
Foreign currency	(1,405)
Net realized gain (loss) on investments and foreign currency		$4,697,865
Change in unrealized appreciation (depreciation)
Investments	$(2,506,836)
Translation of assets and liabilities in foreign currencies	(9)
Net unrealized gain (loss) on investments and foreign currency translation		$(2,506,845)
Net realized and unrealized gain (loss) on investments and foreign currency		$2,191,020
Change in net assets from operations		$2,347,723

See Notes to Financial Statements

7

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$156,703	$335,565
Net realized gain (loss) on investments and foreign currency	4,697,865	9,267,084
Net unrealized gain (loss) on investments and foreign currency translation	(2,506,845)	12,775,184
Change in net assets from operations	$2,347,723	$22,377,833
Distributions declared to shareholders
From net investment income	$—	$(710,005)
From net realized gain on investments	—	(679,626)
Total distributions declared to shareholders	$—	$(1,389,631)
Change in net assets from fund share transactions	$(2,009,524)	$(16,059,096)
Total change in net assets	$338,199	$4,929,106
Net assets
At beginning of period	69,120,085	64,190,979
At end of period (including undistributed net investment income of $488,615 and $331,912, respectively)	$69,458,284	$69,120,085

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.12		$8.85	$8.33	$11.18	$10.08	$7.97
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.06	$0.11	$0.04	$0.07	$0.06
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		3.44	0.72	(0.88)	1.93	2.38
Total from investment operations	$0.41		$3.50	$0.83	$(0.84)	$2.00	$2.44
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.01)	$(0.07)	$—	$(0.05)
From net realized gain on investments	—		(0.11)	(0.30)	(1.94)	(0.90)	(0.28)
Total distributions declared to shareholders	$—		$(0.23)	$(0.31)	$(2.01)	$(0.90)	$(0.33)
Net asset value, end of period (x)	$12.53		$12.12	$8.85	$8.33	$11.18	$10.08
Total return (%) (k)(r)(s)(x)	3.38	(n)	39.94	9.90	(6.32)	21.62	30.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.08	(a)	1.06	1.13	1.24	1.41	1.54
Expenses after expense reductions (f)	1.05	(a)	1.05	N/A	1.15	1.15	1.15
Net investment income	0.51	(a)	0.55	1.23	0.36	0.68	0.65
Portfolio turnover	26	(n)	55	146	50	139	110
Net assets at end of period (000 omitted)	$58,372		$57,686	$52,375	$43,958	$48,782	$33,674

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.06		$8.80	$8.30	$11.14	$10.07	$7.97
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.03	$0.08	$0.01	$0.05	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.38		3.43	0.72	(0.86)	1.92	2.36
Total from investment operations	$0.39		$3.46	$0.80	$(0.85)	$1.97	$2.40
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$—	$(0.05)	$—	$(0.02)
From net realized gain on investments	—		(0.11)	(0.30)	(1.94)	(0.90)	(0.28)
Total distributions declared to shareholders	$—		$(0.20)	$(0.30)	$(1.99)	$(0.90)	$(0.30)
Net asset value, end of period (x)	$12.45		$12.06	$8.80	$8.30	$11.14	$10.07
Total return (%) (k)(r)(s)(x)	3.23	(n)	39.68	9.60	(6.50)	21.33	30.07
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.31	1.38	1.48	1.67	1.87
Expenses after expense reductions (f)	1.30	(a)	1.30	N/A	1.40	1.40	1.40
Net investment income	0.24	(a)	0.29	0.91	0.12	0.47	0.44
Portfolio turnover	26	(n)	55	146	50	139	110
Net assets at end of period (000 omitted)	$11,086		$11,434	$11,816	$11,847	$12,293	$6,809

See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

10

MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$68,488,032	$—	$—	$68,488,032
Mutual Funds	1,642,241	—	—	1,642,241
Total Investments	$70,130,273	$—	$—	$70,130,273

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan with a fair value of $362,347 and a related liability of $373,710 for cash collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The collateral received on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$1,221,873
Long-term capital gains	167,758
Total distributions	$1,389,631

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$58,217,596
Gross appreciation	14,086,627
Gross depreciation	(2,173,950)
Net unrealized appreciation (depreciation)	$11,912,677

As of 12/31/13
Undistributed ordinary income	8,607,630
Undistributed long-term capital gain	1,103,476
Other temporary differences	(5)
Net unrealized appreciation (depreciation)	14,434,317

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

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MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$614,461	$—	$564,255
Service Class	—	95,544	—	115,371
Total	$—	$710,005	$—	$679,626

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $1,238, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.05% of average daily net assets for the Initial Class shares and 1.30% of average daily net assets for the Service Class shares. This written agreement will expire on July 31, 2014. For the six months ended June 30, 2014, this reduction amounted to $7,309 and is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2014, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $1,861, which equated to 0.0055% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $22.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0287% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $147 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $72, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, aggregated $17,632,428 and $19,366,663, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	192,473	$2,285,428	167,676	$1,737,222
Service Class	58,737	707,475	189,581	1,984,498
	251,210	$2,992,903	357,257	$3,721,720
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	110,470	$1,178,716
Service Class	—	—	19,860	210,915
	—	$—	130,330	$1,389,631
Shares reacquired
Initial Class	(293,364)	$(3,598,893)	(1,439,898)	$(15,099,414)
Service Class	(116,573)	(1,403,534)	(604,080)	(6,071,033)
	(409,937)	$(5,002,427)	(2,043,978)	$(21,170,447)
Net change
Initial Class	(100,891)	$(1,313,465)	(1,161,752)	$(12,183,476)
Service Class	(57,836)	(696,059)	(394,639)	(3,875,620)
	(158,727)	$(2,009,524)	(1,556,391)	$(16,059,096)

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 49%, 17%, and 12%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $141 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	98,206	10,515,592	(9,345,267)	1,268,531

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$508	$1,268,531

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MFS New Discovery Value Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2014

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

VRE-SEM

MFS® GLOBAL REAL ESTATE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

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MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Top ten holdings (i)
Simon Property Group, Inc., REIT	5.2%
Mitsui Fudosan Co. Ltd.	4.4%
AvalonBay Communities, Inc., REIT	3.6%
Mitsubishi Estate Co. Ltd.	3.4%
Vornado Realty Trust, REIT	3.2%
Public Storage, Inc., REIT	3.2%
Unibail-Rodamco, REIT	3.1%
Corio N.V., REIT	2.8%
Equity Lifestyle Properties, Inc., REIT	2.7%
Boston Properties, Inc., REIT	2.6%

Equity industries (i)
Real Estate	96.8%
Telecommunications-Wireless	1.1%
Medical & Health Technology & Services	0.7%
Entertainment	0.5%
Special Products & Services	0.5%

Issuer country weightings (i)(x)
United States	51.8%
Japan	13.1%
Hong Kong	7.6%
United Kingdom	6.5%
Australia	3.5%
Singapore	3.3%
France	3.1%
Netherlands	2.7%
Brazil	2.3%
Other Countries	6.1%

Currency exposure weightings (i)(y)
United States Dollar	51.9%
Japanese Yen	13.1%
Euro	10.7%
Hong Kong Dollar	7.5%
British Pound Sterling	6.5%
Australian Dollar	3.5%
Singapore Dollar	3.3%
Brazilian Real	2.3%
Mexican Peso	1.2%

(i)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of derivative positions. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets. For purposes of this presentation, United States Dollar includes Cash & Other.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

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MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.95%	$1,000.00	$1,121.48	$5.00
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,120.06	$6.31
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

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MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.0%
Entertainment – 0.6%
CBS Outdoor Americas, Inc.	43,367	$1,417,234

Medical & Health Technology & Services – 0.7%
Capital Senior Living Corp. (a)	78,809	$1,878,807

Real Estate – 96.6%
Advance Residence Investment Corp., REIT	1,239	$3,130,981
Alexandria Real Estate Equities, Inc., REIT	71,763	5,571,679
Ascendas India Trust, IEU	8,055,000	5,394,117
Atrium European Real Estate Ltd.	849,494	5,076,259
AvalonBay Communities, Inc., REIT	65,700	9,341,883
Big Yellow Group PLC, REIT	540,498	4,588,041
Boston Properties, Inc., REIT	56,904	6,724,915
BR Malls Participacoes S.A.	234,423	1,994,638
British Land Co. PLC, REIT	328,348	3,947,591
Concentradora Fibra Danhos S.A. de C.V., REIT	656,989	1,770,404
Corio N.V., REIT	141,683	7,236,445
Corporate Office Properties Trust, REIT	144,332	4,013,873
DDR Corp., REIT	189,116	3,334,115
Digital Realty Trust, Inc., REIT	96,313	5,616,974
EastGroup Properties, Inc., REIT	42,550	2,732,987
Equity Lifestyle Properties, Inc., REIT	158,555	7,001,789
Federal Realty Investment Trust, REIT	34,532	4,175,609
GAGFAH S.A. (a)	92,136	1,677,322
Gramercy Property Trust, Inc., REIT	106,032	641,494
Grand City Properties S.A. (a)	57,892	727,950
Hang Lung Properties Ltd.	1,290,944	3,980,899
Henderson Land Development Co. Ltd.	759,951	4,446,710
Home Properties, Inc., REIT	73,121	4,676,819
Host Hotels & Resorts, Inc., REIT	244,897	5,390,183
Intu Properties PLC, REIT	698,794	3,726,474
Kenedix Office Investment Corp., REIT	900	4,895,119
Lar Espana Real Estate Socimi S.A. (a)	95,789	1,246,057
LEG Immobilien AG	34,872	2,349,073
Link REIT	978,764	5,266,110
LondonMetric Property PLC, REIT	661,350	1,529,108
Mapletree Logistics Trust, REIT	3,487,000	3,257,964
Medical Properties Trust, Inc., REIT	156,537	2,072,550
Mid-America Apartment Communities, Inc., REIT	85,536	6,248,405
Mitsubishi Estate Co. Ltd.	363,069	8,963,384
Mitsui Fudosan Co. Ltd.	345,075	11,635,913
Multiplan Empreendimentos Imobiliarios S.A.	171,269	3,976,510
National Health Investors, Inc., REIT	42,121	2,635,090
NTT Urban Development Corp.	525,900	5,918,030
Plum Creek Timber Co. Inc., REIT	130,229	5,873,328
Prologis Property Mexico S.A. de C.V., REIT (a)	635,486	1,348,513
Public Storage, Inc., REIT	48,614	8,330,009
Quintain Estates & Development PLC (a)	1,291,430	1,955,985
Rexford Industrial Realty, Inc., REIT	190,439	2,711,851
Scentre Group, REIT (a)	625,437	1,887,218

Issuer	Shares/Par	Value ($)

COMMON STOCKS – Continued
Real Estate – Continued
Simon Property Group, Inc., REIT	81,460	$13,545,169
Stockland, IEU	1,045,474	3,825,018
Sun Hung Kai Properties Ltd.	433,433	5,944,716
TAG Immobilien AG	153,828	1,876,984
Tanger Factory Outlet Centers, Inc., REIT	131,184	4,587,504
Unibail-Rodamco, REIT	27,693	8,056,111
Ventas, Inc., REIT	92,357	5,920,084
Vornado Realty Trust, REIT	78,505	8,378,839
Washington Prime Group, Inc. REIT (a)	180,291	3,378,653
Westfield Corp., REIT	501,956	3,384,233
Weyerhaeuser Co., REIT	186,348	6,166,253

		$254,083,932

Telecommunications – Wireless – 1.1%
American Tower Corp., REIT	31,376	$2,823,212

Total Common Stocks (Identified Cost, $209,406,541)		$260,203,185

CLOSED-END FUND – 0.5%
Special Products & Services – 0.5%
Kennedy Wilson Europe Real Estate PLC (Identified Cost, $1,292,288) (a)	74,439	$1,401,344

	Strike Price		First Exercise

WARRANTS – 0.0%
Real Estate – 0.0%
Sun Hung Kai Properties Ltd. (1 share for 1 warrant) (Identified Cost, $0) (a)	HKD	98.6	4/23/14	36,786	$48,033

MONEY MARKET FUNDS – 0.4%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	1,084,843	$1,084,843

Total Investments (Identified Cost, $211,783,672)		$262,737,405

OTHER ASSETS, LESS LIABILITIES – 0.1%		233,837

Net Assets – 100.0%		$262,971,242

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $210,698,829)	$261,652,562
Underlying affiliated funds, at cost and value	1,084,843
Total investments, at value (identified cost, $211,783,672)	$262,737,405
Foreign currency, at value (identified cost, $123,298)	123,827
Receivables for
Fund shares sold	333
Interest and dividends	1,046,897
Other assets	1,392
Total assets		$263,909,854
Liabilities
Payable for fund shares reacquired	$777,387
Payable to affiliates
Investment adviser	11,305
Shareholder servicing costs	84
Distribution and/or service fees	3,018
Payable for independent Trustees’ compensation	137
Accrued expenses and other liabilities	146,681
Total liabilities		$938,612
Net assets		$262,971,242
Net assets consist of
Paid-in capital	$239,268,043
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	50,960,160
Accumulated net realized gain (loss) on investments and foreign currency	(36,122,329)
Undistributed net investment income	8,865,368
Net assets		$262,971,242
Shares of beneficial interest outstanding		18,025,725

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$152,627,976	10,945,441	$13.94
Service Class	110,343,266	7,080,284	15.58

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Dividends	$5,292,709
Dividends from underlying affiliated funds	541
Foreign taxes withheld	(272,374)
Total investment income		$5,020,876
Expenses
Management fee	$1,180,992
Distribution and/or service fees	138,920
Shareholder servicing costs	3,446
Administrative services fee	21,005
Independent Trustees’ compensation	4,505
Custodian fee	42,120
Shareholder communications	38,240
Audit and tax fees	26,566
Legal fees	1,425
Miscellaneous	7,285
Total expenses		$1,464,504
Reduction of expenses by investment adviser	(78,157)
Net expenses		$1,386,347
Net investment income		$3,634,529
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$12,147,750
Foreign currency	(7,337)
Net realized gain (loss) on investments and foreign currency		$12,140,413
Change in unrealized appreciation (depreciation)
Investments	$14,539,871
Translation of assets and liabilities in foreign currencies	4,795
Net unrealized gain (loss) on investments and foreign currency translation		$14,544,666
Net realized and unrealized gain (loss) on investments and foreign currency		$26,685,079
Change in net assets from operations		$30,319,608

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$3,634,529	$5,079,157
Net realized gain (loss) on investments and foreign currency	12,140,413	20,514,036
Net unrealized gain (loss) on investments and foreign currency translation	14,544,666	(11,713,698)
Change in net assets from operations	$30,319,608	$13,879,495
Distributions declared to shareholders
From net investment income	$—	$(13,254,054)
Change in net assets from fund share transactions	$(32,635,361)	$3,287,424
Total change in net assets	$(2,315,753)	$3,912,865
Net assets
At beginning of period	265,286,995	261,374,130
At end of period (including undistributed net investment income of $8,865,368 and $5,230,839, respectively)	$262,971,242	$265,286,995

See Notes to Financial Statements

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MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$12.43		$12.54	$9.75	$11.44	$11.23	$8.99
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.26	$0.25	$0.21	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.32		0.34	2.66	(1.08)	1.28	2.35
Total from investment operations	$1.51		$0.60	$2.91	$(0.87)	$1.62	$2.67
Less distributions declared to shareholders
From net investment income	$—		$(0.71)	$(0.12)	$(0.82)	$(1.41)	$(0.36)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$—		$(0.71)	$(0.12)	$(0.82)	$(1.41)	$(0.43)
Net asset value, end of period (x)	$13.94		$12.43	$12.54	$9.75	$11.44	$11.23
Total return (%) (k)(r)(s)(x)	12.15	(n)	5.07	29.93	(7.59)	15.28	30.09
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.01	(a)	1.01	1.09	1.15	1.11	1.17
Expenses after expense reductions (f)	0.95	(a)	0.95	1.05	1.10	1.10	1.10
Net investment income	2.89	(a)	2.02	2.21	1.89	3.07	3.52
Portfolio turnover	11	(n)	34	54	27	40	110
Net assets at end of period (000 omitted)	$152,628		$151,176	$147,846	$87,924	$111,981	$84,988

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011	2010	2009
	(unaudited)
Net asset value, beginning of period	$13.91		$13.94	$10.84	$12.61	$12.25	$9.77
Income (loss) from investment operations
Net investment income (d)	$0.19		$0.26	$0.23	$0.20	$0.34	$0.32
Net realized and unrealized gain (loss) on investments and foreign currency	1.48		0.38	2.96	(1.17)	1.40	2.56
Total from investment operations	$1.67		$0.64	$3.19	$(0.97)	$1.74	$2.88
Less distributions declared to shareholders
From net investment income	$—		$(0.67)	$(0.09)	$(0.80)	$(1.38)	$(0.33)
From net realized gain on investments	—		—	—	—	—	(0.07)
Total distributions declared to shareholders	$—		$(0.67)	$(0.09)	$(0.80)	$(1.38)	$(0.40)
Net asset value, end of period (x)	$15.58		$13.91	$13.94	$10.84	$12.61	$12.25
Total return (%) (k)(r)(s)(x)	12.01	(n)	4.84	29.47	(7.74)	14.94	29.83
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.26	(a)	1.26	1.34	1.41	1.37	1.43
Expenses after expense reductions (f)	1.20	(a)	1.20	1.30	1.35	1.35	1.35
Net investment income	2.61	(a)	1.78	1.88	1.60	2.80	3.33
Portfolio turnover	11	(n)	34	54	27	40	110
Net assets at end of period (000 omitted)	$110,343		$114,111	$113,528	$117,846	$142,500	$138,929

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of

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MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$261,652,562	$—	$—	$261,652,562
Mutual Funds	1,084,843	—	—	1,084,843
Total Investments	$262,737,405	$—	$—	$262,737,405

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $23,463,453 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2014, custody fees were not reduced.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$13,254,054

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$217,811,262
Gross appreciation	46,544,693
Gross depreciation	(1,618,550)
Net unrealized appreciation (depreciation)	$44,926,143

As of 12/31/13
Undistributed ordinary income	5,107,022
Capital loss carryforwards	(42,235,152)
Other temporary differences	125,450
Net unrealized appreciation (depreciation)	30,386,271

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2013, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(42,235,152)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$8,107,917
Service Class	—	5,146,137
Total	$—	$13,254,054

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $4,805, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2016. For the six months ended June 30, 2014, this reduction amounted to $73,072 and is included in the reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $3,413, which equated to 0.0026% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $33.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0160% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Company LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $584 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $280, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other short-term obligations, aggregated $29,385,778 and $56,562,838, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	109,694	$1,404,999	1,350,559	$17,005,810
Service Class	11,610	174,779	1,026,889	14,243,203
	121,304	$1,579,778	2,377,448	$31,249,013
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	689,449	$8,107,917
Service Class	—	—	390,747	5,146,137
	—	$—	1,080,196	$13,254,054
Shares reacquired
Initial Class	(1,328,037)	$(17,566,035)	(1,664,486)	$(21,762,360)
Service Class	(1,136,295)	(16,649,104)	(1,355,722)	(19,453,283)
	(2,464,332)	$(34,215,139)	(3,020,208)	$(41,215,643)
Net change
Initial Class	(1,218,343)	$(16,161,036)	375,522	$3,351,367
Service Class	(1,124,685)	(16,474,325)	61,914	(63,943)
	(2,343,028)	$(32,635,361)	437,436	$3,287,424

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 26%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $525 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,742,543	28,437,109	(30,094,809)	1,084,843

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$541	$1,084,843

14

MFS Global Real Estate Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

15

SEMIANNUAL REPORT

June 30, 2014

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

VLT-SEM

MFS® LIMITED MATURITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

After the U.S. economy contracted sharply early this year — with activity curtailed by severe winter weather, a decline in exports and an inventory stockpile — indicators have consistently shown that the U.S. economy likely regained momentum in the second quarter. The labor market is more robust, manufacturing is strong and retail sales have improved along with consumer confidence.

Although Europe emerged from recession last year, the pace of growth in the region has been slow, with persistently high unemployment and very low inflation that points to the risk of deflation. Asia remains vulnerable but also shows signs of recovery. China’s economic growth has slowed somewhat, and Japan’s economic turnaround remains a work in progress. Emerging markets have been more turbulent over the past 12 months.

Despite this economic uncertainty, and the growing likelihood of interest rate increases that has heightened bond risks, global financial markets have been relatively stable thus far in 2014.

As always at MFS®, active risk management is integral to how we manage your investments. We use a collaborative process, sharing insights across asset classes, regions and economic sectors. Our global team of investment professionals takes a multidisciplined, long-term, diversified investment approach.

We understand that these are challenging economic times. We believe that we can serve you best by applying proven principles, such as asset allocation and diversification, over the long term. We are confident that this approach can serve you well as you work with your financial advisors to reach your goals in the years ahead.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management

August 15, 2014

The opinions expressed in this letter are subject to change and may not be relied upon for investment advice. No forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Investment Grade Corporates	68.3%
Asset-Backed Securities	10.6%
Non-U.S. Government Bonds	7.3%
Mortgage-Backed Securities	3.5%
Municipal Bonds	2.7%
U.S. Government Agencies	1.6%
Emerging Markets Bonds	1.1%
Collateralized Debt Obligations	0.9%
Commercial Mortgage-Backed Securities	0.8%
Residential Mortgage-Backed Securities	0.8%
U.S. Treasury Securities	(3.0)%

Composition including fixed income credit quality (a)(i)
AAA	20.0%
AA	12.8%
A	33.6%
BBB	26.0%
Federal Agencies	5.1%
Not Rated	(2.9)%
Cash & Other	5.4%

Portfolio facts (i)
Average Duration (d)	1.5
Average Effective Maturity (m)	2.2 yrs.

Issuer country weightings (i)(x)
United States	63.7%
United Kingdom	5.5%
Australia	3.6%
Norway	3.6%
Netherlands	3.5%
France	3.5%
Canada	2.8%
Japan	2.8%
Sweden	2.6%
Other Countries	8.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Other.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Cash & Other can include cash, other assets less liabilities, offsets to derivative positions, and short-term securities.

Percentages are based on net assets as of 6/30/14.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2014 through June 30, 2014

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2014 through June 30, 2014.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/14	Ending Account Value 6/30/14	Expenses Paid During Period (p) 1/01/14-6/30/14
Initial Class	Actual	0.45%	$1,000.00	$1,008.72	$2.24
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$1,006.80	$3.48
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/14 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.1%
Asset-Backed & Securitized – 13.1%
AmeriCredit Automobile Receivables Trust, “A2”, 0.74%, 11/08/16	$2,629,189	$2,632,068
Americredit Automobile Receivables Trust, 2014-2, “A2B”, FRN, 0.432%, 10/10/17	2,490,000	2,490,222
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22 (z)	1,630,000	1,631,573
Babson Ltd., CLO, “A1”, FRN, 0.477%, 7/20/19 (n)	386,111	385,220
Babson Ltd., CLO, “A1”, FRN, 0.452%, 1/18/21 (z)	1,840,224	1,822,282
Bank of America Auto Trust, “A-3”, 0.78%, 6/15/16	2,740,518	2,745,111
BMW Vehicle Lease Trust, “A2”, 0.45%, 3/21/16	2,790,000	2,790,809
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.393%, 6/27/22	522,896	522,425
Capital Auto Receivables Asset Trust, 2013-4, “A1”, FRN, 0.533%, 3/21/16	3,160,000	3,163,280
Cent CDO XI Ltd., “A1”, FRN, 0.488%, 4/25/19 (n)	2,364,838	2,346,070
Chesapeake Funding LLC, “A”, FRN, 0.601%, 1/07/25 (n)	3,420,000	3,424,456
Chrysler Capital Auto Receivables Trust, 2013-AA, “A2”, 0.61%, 11/15/16 (n)	3,256,455	3,257,761
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 12/11/49	1,005,000	1,093,382
CNH Equipment Trust, “A2”, 0.63%, 1/17/17	2,103,018	2,104,755
CNH Wholesale Master Note Trust, “A”, FRN, 0.751%, 8/15/19 (n)	4,280,000	4,291,924
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 6.05%, 9/15/39	1,783,942	1,963,614
CWCapital Cobalt Ltd., “A4”, FRN, 5.965%, 5/15/46	1,756,811	1,948,061
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.602%, 6/25/22 (z)	1,421,458	1,423,647
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19 (z)	3,810,000	3,809,981
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.701%, 2/25/48 (n)	664,097	664,391
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25 (z)	1,104,000	1,113,898
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 1/15/19	2,310,000	2,356,117
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.501%, 9/15/16	6,800,000	6,802,849
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 9/15/16	7,200,000	7,206,178
GE Equipment Small Ticket LLC, “A2”, 0.73%, 1/25/16 (n)	1,092,980	1,094,838

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
GE Equipment Transportation LLC, 2013-2, “A2”, 0.61%, 6/24/16	$4,588,000	$4,592,822
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 0.703%, 12/10/27 (n)	4,460,000	4,469,589
HLSS Servicer Advance Receivables Trust, 2014-T1, “A1”, 1.243%, 1/17/45 (n)	1,400,000	1,401,120
Honda Auto Receivables Owner Trust, “A2”, 0.54%, 1/15/16	3,218,950	3,221,496
Hyundai Auto Lease Securitization Trust, “A2”, 0.75%, 3/15/16 (n)	3,453,234	3,460,133
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 9/15/16	1,974,314	1,976,373
John Deere Owner Trust, “A2”, 0.55%, 1/15/16	974,788	975,370
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/49	2,475,373	2,703,486
Kingsland III Ltd., “A1”, CDO, FRN, 0.442%, 8/24/21 (n)	1,409,941	1,399,584
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17 (z)	1,630,000	1,630,054
Lanark Master Issuer PLC, “1-A”, FRN, 1.628%, 12/22/54	3,867,710	3,919,626
Mercedes-Benz Auto Lease Trust, 2013-B, “A2”, 0.53%, 9/15/15	3,440,000	3,441,290
Motor PLC, “A1”, FRN, 0.632%, 8/25/21 (n)	2,692,416	2,692,567
National Credit Union Administration, “1-A”, FRN, 0.603%, 1/08/20	1,690,401	1,698,798
National Credit Union Administration, “1-A”, FRN, 0.535%, 3/06/20	2,080,215	2,085,266
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/16/15 (z)	1,980,000	1,982,178
Race Point CLO Ltd., “A1A”, FRN, 0.425%, 8/01/21 (n)	2,139,978	2,124,061
SLM Student Loan Trust, “A-1”, FRN, 0.312%, 2/27/17	75,538	75,534
SLM Student Loan Trust, “A-2”, FRN, 0.428%, 1/25/16	420,517	420,279
SLM Student Loan Trust, “A-4”, FRN, 0.358%, 10/25/19	197,375	197,358
SLM Student Loan Trust, “A-4”, FRN, 0.308%, 10/25/21	2,878,183	2,867,568
Smart Trust, “A2B”, FRN, 0.401%, 9/14/15	2,252,600	2,252,768
Student Loan Consolidation Center, “A”, FRN, 1.372%, 10/25/27 (n)	1,307,344	1,327,393
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 6/15/15	904,991	905,441
Volkswagen Auto Lease Trust, 2014-A, “A2B”, FRN, 0.363%, 10/20/16	2,000,000	2,000,746
Volvo Financial Equipment LLC, “A2”, 0.53%, 11/16/15 (n)	593,248	593,338

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23 (z)	$1,600,000	$1,599,766
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2/15/17	2,805,202	2,809,579

		$121,908,495

Automotive – 4.1%
American Honda Finance Corp., 1.6%, 2/16/18 (n)	$4,500,000	$4,514,252
American Honda Finance Corp., FRN, 0.602%, 5/26/16 (n)	1,530,000	1,536,593
American Honda Finance Corp., FRN, 0.73%, 10/07/16	2,000,000	2,015,302
Daimler Finance North America LLC, 2.4%, 4/10/17 (n)	1,800,000	1,858,072
Daimler Finance North America LLC, FRN, 0.829%, 1/09/15 (n)	4,780,000	4,790,626
Daimler Finance North America LLC, FRN, 0.905%, 8/01/16 (n)	3,820,000	3,854,838
Ford Motor Credit Co. LLC, 8%, 12/15/16	3,500,000	4,065,705
Harley-Davidson Financial Services, 3.875%, 3/15/16 (n)	2,841,000	2,980,783
Nissan Motor Acceptance Corp., FRN, 0.933%, 9/26/16 (n)	3,480,000	3,503,072
Nissan Motor Acceptance Corp., FRN, 0.777%, 3/03/17 (n)	1,890,000	1,895,507
Toyota Motor Credit Corp., FRN, 0.616%, 1/17/19	3,370,000	3,383,598
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17 (z)	2,090,000	2,092,353
Volkswagen International Finance N.V., 1.125%, 11/18/16 (n)	1,620,000	1,625,717

		$38,116,418

Banks & Diversified Financials (Covered Bonds) – 3.2%
Australia & New Zealand Banking Group, 1%, 10/06/15 (n)	$3,800,000	$3,826,517
Bank of Nova Scotia, 2.15%, 8/03/16 (n)	2,200,000	2,264,306
Bank of Nova Scotia, 1.75%, 3/22/17 (n)	1,200,000	1,223,872
Bank of Scotland PLC, 5.25%, 2/21/17 (n)	3,900,000	4,291,092
DnB Nor Boligkreditt A.S., 2.1%, 10/14/15 (n)	5,000,000	5,104,000
Northern Rock Asset Management, 5.625%, 6/22/17 (n)	2,400,000	2,678,395
Royal Bank of Canada, 1.125%, 7/22/16	1,450,000	1,461,532
SpareBank 1 Boligkreditt A.S., 2.625%, 5/27/16 (n)	2,900,000	3,003,298
SpareBank 1 Boligkreditt A.S., 2.3%, 6/30/17 (n)	6,100,000	6,281,121

		$30,134,133

Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 3/01/15	$2,275,000	$2,331,807
Life Technologies Corp., 3.5%, 1/15/16	1,425,000	1,480,291

		$3,812,098

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 0.5%
News America, Inc., 5.3%, 12/15/14	$2,400,000	$2,454,029
SES Global Americas Holdings GP, 2.5%, 3/25/19 (n)	1,141,000	1,149,127
WPP Finance, 8%, 9/15/14	970,000	984,455

		$4,587,611

Business Services – 0.4%
Cisco Systems, Inc., FRN, 0.507%, 3/03/17	$3,850,000	$3,865,292

Cable TV – 0.7%
DIRECTV Holdings LLC, 3.5%, 3/01/16	$4,875,000	$5,087,043
NBCUniversal Enterprise Co., FRN, 0.763%, 4/15/16 (n)	1,000,000	1,005,384

		$6,092,427

Computer Software – Systems – 0.3%
Apple, Inc., FRN, 0.472%, 5/03/18	$3,030,000	$3,030,091

Conglomerates – 1.5%
ABB Finance (USA), Inc., 1.625%, 5/08/17	$930,000	$941,700
ABB Treasury Center (USA), Inc., 2.5%, 6/15/16 (n)	3,860,000	3,975,067
General Electric Co., 0.85%, 10/09/15	5,775,000	5,803,644
Pentair Finance S.A., 1.35%, 12/01/15	2,860,000	2,882,154

		$13,602,565

Consumer Products – 0.5%
Mattel, Inc., 1.7%, 3/15/18	$1,232,000	$1,226,733
Procter & Gamble Co., 0.75%, 11/04/16	2,130,000	2,128,055
Reckitt Benckiser PLC, 2.125%, 9/21/18 (n)	1,150,000	1,159,980

		$4,514,768

Consumer Services – 0.7%
eBay, Inc., 1.35%, 7/15/17	$1,425,000	$1,431,705
Experian Finance PLC, 2.375%, 6/15/17 (n)	1,788,000	1,827,164
Western Union Co., FRN, 1.227%, 8/21/15	3,620,000	3,642,994

		$6,901,863

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 3/01/18	$919,000	$950,154

Electronics – 0.6%
Intel Corp., 1.95%, 10/01/16	$3,175,000	$3,257,979
Tyco Electronics Group S.A., 2.375%, 12/17/18	971,000	978,600
Xilinx, Inc., 2.125%, 3/15/19	1,490,000	1,492,634

		$5,729,213

Emerging Market Quasi-Sovereign – 0.8%
CNOOC Finance (2013) Ltd., 1.125%, 5/09/16	$2,410,000	$2,415,314
Korea Development Bank, 1%, 1/22/16	2,770,000	2,771,247
Petroleos Mexicanos, 3.125%, 1/23/19 (z)	487,000	503,802
State Grid International Development Co. Ltd., 1.75%, 5/22/18 (n)	1,862,000	1,831,203

		$7,521,566

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Independent – 0.7%
Anadarko Petroleum Corp., 6.375%, 9/15/17	$1,100,000	$1,266,474
Canadian Natural Resources Ltd., FRN, 0.609%, 3/30/16	990,000	992,145
Devon Energy Corp., 1.2%, 12/15/16	1,490,000	1,494,516
Encana Corp., 5.9%, 12/01/17	2,500,000	2,847,258
Petrohawk Energy Corp., 7.25%, 8/15/18	247,000	258,115

		$6,858,508

Energy – Integrated – 2.0%
BG Energy Capital PLC, 2.875%, 10/15/16 (n)	$2,900,000	$3,018,250
BP Capital Markets PLC, 3.125%, 10/01/15	5,350,000	5,528,958
Chevron Corp., 0.889%, 6/24/16	1,170,000	1,177,459
Petro-Canada Financial Partnership, 5%, 11/15/14	2,650,000	2,693,961
Shell International Finance B.V., FRN, 0.433%, 11/15/16	3,280,000	3,283,113
Total Capital International S.A., 1.5%, 2/17/17	2,900,000	2,946,380

		$18,648,121

Financial Institutions – 1.3%
General Electric Capital Corp., 2.15%, 1/09/15	$6,275,000	$6,336,809
General Electric Capital Corp., 2.375%, 6/30/15	2,100,000	2,143,468
General Electric Capital Corp., FRN, 0.457%, 1/14/16	660,000	660,706
LeasePlan Corp. N.V., 2.5%, 5/16/18 (n)	2,949,000	2,973,406

		$12,114,389

Food & Beverages – 5.6%
Anheuser-Busch InBev S.A., 5.375%, 11/15/14	$1,325,000	$1,348,824
Anheuser-Busch InBev S.A., 0.8%, 7/15/15	2,600,000	2,611,700
Anheuser-Busch InBev S.A., 0.8%, 1/15/16	2,300,000	2,309,685
Coca-Cola Co., 1.15%, 4/01/18	1,690,000	1,673,418
Coca-Cola Co., FRN, 0.325%, 11/01/16	1,940,000	1,941,808
Conagra Foods, Inc., 1.3%, 1/25/16	2,080,000	2,097,283
Diageo Capital PLC, 1.5%, 5/11/17	2,000,000	2,022,896
General Mills, Inc., FRN , 0.526%, 1/29/16	1,650,000	1,654,221
Heineken N.V., 1.4%, 10/01/17 (n)	4,300,000	4,297,932
Ingredion, Inc., 1.8%, 9/25/17	1,950,000	1,951,505
Kellogg Co., 4.45%, 5/30/16	690,000	735,564
Kraft Foods Group, Inc., 1.625%, 6/04/15	2,750,000	2,778,306
Kraft Foods Group, Inc., 6.125%, 8/23/18	1,800,000	2,089,201
Molson Coors Brewing Co., 2%, 5/01/17	3,525,000	3,589,659
PepsiCo, Inc., 2.5%, 5/10/16	2,600,000	2,690,795
Pernod-Ricard S.A., 2.95%, 1/15/17 (n)	3,000,000	3,119,784
SABMiller Holdings, Inc., 1.85%, 1/15/15 (n)	6,850,000	6,898,176
Tyson Foods, Inc., 6.6%, 4/01/16	3,320,000	3,636,622
Want Want China Finance Co., 1.875%, 5/14/18 (n)	1,970,000	1,930,913
Wm. Wrigley Jr. Co., 1.4%, 10/21/16 (n)	2,289,000	2,304,854

Issuer	Shares/Par	Value ($)

BONDS – continued
Food & Beverages – continued
Wm. Wrigley Jr. Co., 2.4%, 10/21/18 (n)	$334,000	$339,247

		$52,022,393

Food & Drug Stores – 0.7%
CVS Caremark Corp., 1.2%, 12/05/16	$830,000	$835,073
CVS Caremark Corp., 5.75%, 6/01/17	2,155,000	2,427,291
Walgreen Co., 1%, 3/13/15	3,000,000	3,011,445

		$6,273,809

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 3/01/17	$2,526,000	$2,623,698

Insurance – 2.4%
American International Group, Inc., 4.875%, 9/15/16	$3,550,000	$3,839,900
American International Group, Inc., 5.85%, 1/16/18	1,226,000	1,399,580
MetLife Global Funding I, FRN, 0.607%, 4/10/17 (n)	4,770,000	4,780,480
MetLife, Inc., 1.756%, 12/15/17	1,875,000	1,894,172
New York Life Global Funding, 3%, 5/04/15 (n)	4,725,000	4,817,544
PRICOA Global Funding I, FRN, 0.495%, 8/19/15 (n)	1,610,000	1,613,682
Prudential Financial, Inc., 5.1%, 9/20/14	774,000	781,901
Prudential Financial, Inc., FRN, 1.003%, 8/15/18	1,500,000	1,501,857
Voya Financial, Inc., 2.9%, 2/15/18	1,645,000	1,704,615

		$22,333,731

Insurance – Health – 0.1%
Coventry Health Care, Inc., 6.3%, 8/15/14	$829,000	$834,927

International Market Quasi-Sovereign – 5.4%
Achmea Hypotheekbank N.V., 3.2%, 11/03/14 (n)	$298,000	$300,839
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/18 (n)	4,000,000	4,002,988
Dexia Credit Local S.A., 1.25%, 10/18/16 (n)	3,220,000	3,242,273
Dexia Credit Local S.A., 2.25%, 1/30/19 (n)	1,390,000	1,409,217
Electricite de France, 2.15%, 1/22/19 (n)	2,500,000	2,514,100
FMS Wertmanagement, 0.625%, 4/18/16	2,310,000	2,316,607
KfW Bankengruppe, 0.5%, 9/30/15	2,210,000	2,216,100
Kommunalbanken A.S., 0.375%, 4/10/15 (n)	4,190,000	4,193,897
Kommunalbanken A.S., 1%, 3/15/18 (n)	5,000,000	4,933,600
Kreditanstalt für Wiederaufbau, FRN, 0.203%, 1/23/15	4,500,000	4,500,396
Municipality Finance PLC, 2.375%, 5/16/16	2,350,000	2,429,768
Nederlandse Waterschapsbank N.V., 0.75%, 3/29/16 (n)	3,570,000	3,585,894
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/18 (n)	1,520,000	1,522,403
Statoil A.S.A., 7.375%, 5/01/16 (n)	3,870,000	4,323,529
Statoil A.S.A., FRN, 0.513%, 5/15/18	911,000	911,397

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
International Market Quasi-Sovereign – continued
Statoil A.S.A., FRN, 0.684%, 11/08/18	$1,600,000	$1,611,002
Swedish Export Credit Corp., FRN, 0.525%, 1/23/17	6,320,000	6,357,218

		$50,371,228

International Market Sovereign – 1.1%
Kingdom of Denmark, 0.875%, 3/20/17 (z)	$4,240,000	$4,247,844
Kingdom of Sweden, 1%, 2/27/18 (n)	3,040,000	3,011,792
Republic of Iceland, 4.875%, 6/16/16 (n)	2,520,000	2,646,403

		$9,906,039

Internet – 0.0%
Baidu, Inc., 2.75%, 6/09/19	$440,000	$441,714

Local Authorities – 0.5%
Kommuninvest i Sverige AB, 0.5%, 6/15/16 (n)	$2,400,000	$2,396,779
State of Illinois, 4.961%, 3/01/16	2,215,000	2,356,162

		$4,752,941

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 11/06/15	$4,025,000	$4,038,770

Major Banks – 13.8%
ABN AMRO Bank N.V., 1.375%, 1/22/16 (n)	$1,700,000	$1,714,508
ABN AMRO Bank N.V., 4.25%, 2/02/17 (n)	2,530,000	2,714,614
ABN AMRO Bank N.V., FRN, 0.639%, 6/06/16 (n)	1,640,000	1,637,169
Bank of America Corp., 3.625%, 3/17/16	1,925,000	2,010,664
Bank of America Corp., 5.625%, 10/14/16	1,150,000	1,262,626
Bank of America Corp., 6%, 9/01/17	5,050,000	5,705,167
Bank of America Corp., FRN, 0.51%, 6/15/16	1,330,000	1,323,088
Bank of Montreal, FRN, 0.829%, 4/09/18	1,380,000	1,389,245
Bank of New York Mellon Corp., 2.2%, 5/15/19	2,470,000	2,483,457
Bank of Nova Scotia, FRN, 0.746%, 7/15/16	1,300,000	1,307,116
Barclays Bank PLC, 2.5%, 2/20/19	1,860,000	1,884,003
BNP Paribas, 2.7%, 8/20/18	2,720,000	2,782,582
BNP Paribas, FRN, 0.82%, 12/12/16	790,000	792,508
BNP Paribas, FRN, 0.712%, 3/17/17	1,860,000	1,860,980
Canadian Imperial Bank of Commerce, FRN, 0.747%, 7/18/16	1,490,000	1,498,797
Commonwealth Bank of Australia, 1.95%, 3/16/15	6,150,000	6,219,311
Commonwealth Bank of Australia, FRN, 0.731%, 9/20/16 (n)	1,750,000	1,760,462
Commonwealth Bank of Australia, FRN, 0.589%, 3/13/17 (n)	2,160,000	2,162,871
DNB Bank A.S.A., 3.2%, 4/03/17 (n)	2,815,000	2,961,996
Goldman Sachs Group, Inc., 1.6%, 11/23/15	3,400,000	3,435,278
Goldman Sachs Group, Inc., FRN, 1.227%, 11/21/14	4,000,000	4,012,976

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., FRN, 1.424%, 4/30/18	$1,580,000	$1,605,511
Goldman Sachs Group, Inc., FRN, 1.323%, 11/15/18	3,100,000	3,142,340
HSBC Bank PLC, FRN, 0.863%, 5/15/18 (n)	2,273,000	2,293,916
HSBC USA, Inc., 1.625%, 1/16/18	3,720,000	3,728,329
Huntington National Bank, FRN, 0.653%, 4/24/17	3,470,000	3,472,415
ING Bank N.V., 2%, 9/25/15 (n)	550,000	558,849
ING Bank N.V., FRN, 1.18%, 3/07/16 (n)	1,400,000	1,412,954
JPMorgan Chase & Co., 1.875%, 3/20/15	4,000,000	4,040,960
JPMorgan Chase & Co., 3.45%, 3/01/16	6,550,000	6,835,056
Morgan Stanley, 4.1%, 1/26/15	3,250,000	3,317,155
Morgan Stanley, 5.75%, 10/18/16	1,850,000	2,040,149
Morgan Stanley, 5.45%, 1/09/17	2,475,000	2,726,448
Morgan Stanley, 4.75%, 3/22/17	1,675,000	1,823,638
Nordea Bank AB, FRN, 0.684%, 5/13/16 (n)	1,887,000	1,896,541
Nordea Bank AB, FRN, 0.59%, 4/04/17 (n)	1,730,000	1,732,361
PNC Bank N.A., 1.3%, 10/03/16	1,290,000	1,302,247
PNC Bank N.A., 1.15%, 11/01/16	2,610,000	2,623,491
PNC Bank N.A., 2.25%, 7/02/19	3,080,000	3,096,438
PNC Bank N.A., FRN, 0.537%, 1/28/16	2,190,000	2,192,838
Royal Bank of Canada, FRN, 0.69%, 9/09/16	1,820,000	1,829,970
Royal Bank of Scotland PLC, 2.55%, 9/18/15	3,025,000	3,087,388
Santander U.S. Debt S.A.U., 3.724%, 1/20/15 (n)	1,200,000	1,217,758
Standard Chartered PLC, 3.85%, 4/27/15 (n)	3,150,000	3,231,585
State Street Bank & Trust Co., FRN, 0.43%, 12/08/15	2,857,000	2,855,309
Sumitomo Mitsui Banking Corp., 1.35%, 7/18/15	3,475,000	3,503,387
Wells Fargo & Co., 1.5%, 7/01/15	1,925,000	1,946,710
Wells Fargo & Co., FRN, 0.757%, 7/20/16	2,340,000	2,354,833
Westpac Banking Corp., 1.125%, 9/25/15	5,800,000	5,845,518
Westpac Banking Corp., FRN, 0.557%, 5/19/17	1,890,000	1,889,989

		$128,523,501

Medical & Health Technology & Services – 1.6%
Becton, Dickinson & Co., 1.75%, 11/08/16	$2,900,000	$2,954,839
CareFusion Corp., 1.45%, 5/15/17	1,140,000	1,139,148
Covidien International Finance S.A., 6%, 10/15/17	1,485,000	1,698,706
Express Scripts Holding Co., 3.125%, 5/15/16	1,175,000	1,224,144
McKesson Corp., 3.25%, 3/01/16	3,075,000	3,198,504
McKesson Corp., FRN, 0.629%, 9/10/15	2,200,000	2,204,184
Medco Health Solutions, Inc., 2.75%, 9/15/15	2,700,000	2,764,557

		$15,184,082

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Metals & Mining – 1.5%
Barrick Gold Corp., 2.5%, 5/01/18	$1,200,000	$1,208,309
Barrick International (Barbados) Corp., 5.75%, 10/15/16 (n)	842,000	921,617
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2/13/15	2,825,000	2,836,181
Freeport-McMoRan Copper & Gold, Inc., 2.15%, 3/01/17	330,000	336,818
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 3/15/18	800,000	811,926
Glencore Funding LLC, FRN, 1.387%, 5/27/16 (n)	3,240,000	3,259,602
Rio Tinto Financial USA PLC, 1.125%, 3/20/15	4,750,000	4,774,724

		$14,149,177

Midstream – 1.4%
Energy Transfer Partners LP, 5.95%, 2/01/15	$1,010,000	$1,037,292
EnLink Midstream Partners LP, 2.7%, 4/01/19	1,342,000	1,361,117
Enterprise Products Operating LP, 6.5%, 1/31/19	630,000	747,355
Enterprise Products Partners LP, 1.25%, 8/13/15	3,775,000	3,801,587
ONEOK Partners LP, 6.15%, 10/01/16	1,200,000	1,336,843
ONEOK Partners LP, 2%, 10/01/17	775,000	785,578
TransCanada PipeLines Ltd., FRN, 0.914%, 6/30/16	3,750,000	3,780,450

		$12,850,222

Mortgage-Backed – 3.5%
Fannie Mae, 2.8%, 3/01/18	$3,181,419	$3,334,601
Fannie Mae, 3.75%, 3/01/18	3,970,799	4,257,766
Fannie Mae, 3.743%, 6/01/18	13,479,070	14,582,483
Fannie Mae, 5.5%, 5/01/25	3,667,110	3,895,385
Fannie Mae, 5%, 3/01/30 - 6/01/41	3,431,135	3,813,606
Fannie Mae, 5%, 7/01/39 (f)	2,142,266	2,380,490

		$32,264,331

Municipals – 2.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 7/01/16	$4,860,000	$4,902,574
New York, NY, “D-2”, 5.07%, 12/01/14	5,300,000	5,404,463
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.828%, 4/25/19	405,355	407,524
State of California, 3.95%, 11/01/15	1,950,000	2,039,973
State of Illinois, 4.421%, 1/01/15	6,500,000	6,622,785
State of New Jersey, “R”, 2.02%, 8/15/14	5,300,000	5,309,752

		$24,687,071

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 10/10/17 (n)	$2,500,000	$2,515,375

Network & Telecom – 3.2%
AT&T, Inc., 2.95%, 5/15/16	$2,800,000	$2,910,149
AT&T, Inc., 2.4%, 8/15/16	7,950,000	8,192,213

Issuer	Shares/Par	Value ($)

BONDS – continued
Network & Telecom – continued
British Telecommunications PLC, 2.35%, 2/14/19	$1,860,000	$1,875,457
Telefonica Emisiones SAU, 6.421%, 6/20/16	1,325,000	1,458,682
Verizon Communications, Inc., 0.7%, 11/02/15	6,325,000	6,341,413
Verizon Communications, Inc., 1.35%, 6/09/17	2,200,000	2,199,265
Verizon Communications, Inc., FRN, 1.76%, 9/15/16	1,650,000	1,695,453
Verizon Communications, Inc., FRN, 1.002%, 6/17/19	4,600,000	4,655,849

		$29,328,481

Oil Services – 0.8%
Transocean, Inc., 4.95%, 11/15/15	$2,225,000	$2,345,955
Transocean, Inc., 5.05%, 12/15/16	3,125,000	3,394,756
Transocean, Inc., 2.5%, 10/15/17	1,875,000	1,914,735

		$7,655,446

Oils – 0.6%
Phillips 66, 2.95%, 5/01/17	$5,596,000	$5,864,781

Other Banks & Diversified Financials – 8.6%
Abbey National Treasury Services PLC, 3.05%, 8/23/18	$1,521,000	$1,592,828
American Express Credit Co., 2.75%, 9/15/15	5,200,000	5,336,193
Banco Santander Chile, FRN, 1.126%, 4/11/17 (z)	510,000	509,999
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.677%, 2/26/16 (n)	1,450,000	1,453,425
Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.84%, 9/09/16 (n)	3,880,000	3,901,138
Banque Federative du Credit Mutuel, FRN, 1.077%, 10/28/16 (n)	4,070,000	4,098,055
Banque Federative du Credit Mutuel, FRN, 1.077%, 1/20/17 (n)	800,000	806,859
Capital One Financial Corp., 2.45%, 4/24/19	1,160,000	1,170,880
Capital One Financial Corp., 2.125%, 7/15/14	2,800,000	2,801,910
Capital One Financial Corp., 1%, 11/06/15	1,275,000	1,278,496
Citigroup, Inc., 6.375%, 8/12/14	1,875,000	1,887,476
Citigroup, Inc., 5.85%, 8/02/16	4,825,000	5,292,620
Citigroup, Inc., FRN, 0.999%, 4/08/19	2,650,000	2,653,694
Danske Bank A.S., 3.75%, 4/01/15 (n)	240,000	245,691
Fifth Third Bancorp, 1.35%, 6/01/17	3,620,000	3,627,837
Fifth Third Bancorp, 2.3%, 3/01/19	1,171,000	1,177,104
First Republic Bank, 2.375%, 6/17/19	849,000	853,890
Groupe BPCE S.A., 2.5%, 12/10/18	2,980,000	3,020,722
Groupe BPCE S.A., FRN, 1.478%, 4/25/16	4,340,000	4,407,175
Intesa Sanpaolo S.p.A., 3.125%, 1/15/16	2,550,000	2,621,155
Intesa Sanpaolo S.p.A., 2.375%, 1/13/17	1,240,000	1,258,723
Macquarie Bank Ltd., 5%, 2/22/17 (n)	3,000,000	3,269,400

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Other Banks & Diversified Financials – continued
Rabobank Nederland N.V., 3.375%, 1/19/17	$3,000,000	$3,176,874
Rabobank Nederland N.V., FRN, 0.71%, 3/18/16	1,380,000	1,387,803
Santander Holdings USA, Inc., 3%, 9/24/15	1,725,000	1,771,810
Santander Holdings USA, Inc., 3.45%, 8/27/18	1,420,000	1,504,784
Skandinaviska Enskilda, 1.75%, 3/19/18 (n)	1,721,000	1,719,107
SunTrust Banks, Inc., 3.5%, 1/20/17	3,000,000	3,176,340
Svenska Handelsbanken AB, 2.875%, 4/04/17	2,500,000	2,615,695
Svenska Handelsbanken AB, FRN, 0.679%, 3/21/16	3,150,000	3,165,936
Swedbank AB, 2.125%, 9/29/17 (n)	1,628,000	1,658,069
UBS AG, 3.875%, 1/15/15	3,269,000	3,331,507
Union Bank N.A., 2.125%, 6/16/17	2,825,000	2,887,803

		$79,660,998

Pharmaceuticals – 2.6%
AbbVie, Inc., 1.75%, 11/06/17	$5,300,000	$5,328,906
Bristol-Myers Squibb Co., 0.875%, 8/01/17	3,896,000	3,862,919
Celgene Corp., 2.45%, 10/15/15	3,000,000	3,059,136
Mylan, Inc., 1.8%, 6/24/16	1,470,000	1,490,817
Mylan, Inc., 1.35%, 11/29/16	1,355,000	1,357,257
Sanofi, 1.25%, 4/10/18	3,500,000	3,454,084
Watson Pharmaceuticals, Inc., 1.875%, 10/01/17	5,250,000	5,296,825

		$23,849,944

Printing & Publishing – 0.3%
Thomson Reuters Corp., 0.875%, 5/23/16	$2,380,000	$2,379,029

Real Estate – Healthcare – 0.4%
Health Care, Inc., REIT, 4.7%, 9/15/17	$1,845,000	$2,018,290
Ventas Realty LP, 1.55%, 9/26/16	1,390,000	1,404,146

		$3,422,436

Real Estate – Office – 0.2%
Vornado Realty LP, REIT, 2.5%, 6/30/19	$1,824,000	$1,826,928

Real Estate – Retail – 0.5%
Simon Property Group, Inc., REIT, 4.2%, 2/01/15	$3,675,000	$3,719,243
Simon Property Group, Inc., REIT, 1.5%, 2/01/18 (n)	1,208,000	1,199,650

		$4,918,893

Retailers – 0.4%
Target Corp., 2.3%, 6/26/19	$2,460,000	$2,477,916
Wesfarmers Ltd., 1.874%, 3/20/18 (n)	1,593,000	1,592,092

		$4,070,008

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 8/02/16	$736,000	$755,376
Ecolab, Inc., 1%, 8/09/15	3,025,000	3,039,795
Ecolab, Inc., 3%, 12/08/16	1,850,000	1,934,871

		$5,730,042

Issuer	Shares/Par	Value ($)

BONDS – continued
Supranational – 0.5%
International Bank for Reconstruction and Development, 0.5%, 4/15/16	$4,850,000	$4,854,147

Telecommunications – Wireless – 0.5%
American Tower Trust I, REIT, 1.551%, 3/15/18 (n)	$1,900,000	$1,892,269
Crown Castle Towers LLC, 3.214%, 8/15/15 (n)	3,000,000	3,047,832

		$4,940,101

Tobacco – 0.2%
Imperial Tobacco Finance PLC, 2.05%, 2/11/18 (n)	$1,441,000	$1,449,513

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 3/15/17 (n)	$3,000,000	$3,093,864
United Parcel Service, Inc., 1.125%, 10/01/17	3,175,000	3,173,317

		$6,267,181

U.S. Government Agencies and Equivalents – 1.6%
Government of Ukraine, 1.844%, 5/16/19	$225,000	$224,746
Hashemite Kingdom of Jordan, 1.945%, 6/23/19	2,040,000	2,043,852
National Credit Union Administration, 1.84%, 10/07/20	183,740	185,430
National Credit Union Administration, FRN, 0.525%, 11/06/17	1,521,700	1,525,000
National Credit Union Administration, FRN, 0.552%, 3/11/20	2,690,862	2,698,220
National Credit Union Administration, FRN, 0.532%, 4/06/20	1,620,161	1,622,819
National Credit Union Administration, FRN, 0.535%, 5/07/20	906,195	906,903
National Credit Union Administration, FRN, 0.603%, 10/07/20	819,963	824,373
National Credit Union Administration, FRN, 0.501%, 12/07/20	1,126,111	1,127,305
Private Export Funding Corp., 1.875%, 7/15/18	3,440,000	3,486,437

		$14,645,085

Utilities – Electric Power – 3.2%
Duke Energy Corp., FRN, 0.61%, 4/03/17	$2,650,000	$2,657,955
Duke Energy Indiana, Inc., FRN, 0.577%, 7/11/16	1,150,000	1,154,176
Enel Finance International S.A., 3.875%, 10/07/14 (n)	2,000,000	2,015,964
Enel Finance International S.A., 6.25%, 9/15/17 (n)	680,000	775,909
Iberdrola Finance Ireland Ltd., 3.8%, 9/11/14 (n)	3,000,000	3,018,186
NextEra Energy Capital Co., 1.2%, 6/01/15	3,000,000	3,018,255
NextEra Energy Capital Holdings, Inc., 1.339%, 9/01/15	1,450,000	1,460,643
PG&E Corp., 2.4%, 3/01/19	2,129,000	2,148,206
PPL WEM Holdings PLC, 3.9%, 5/01/16 (n)	3,475,000	3,638,874

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Utilities – Electric Power – continued
Sierra Pacific Power Co., 6%, 5/15/16	$3,450,000	$3,785,278
Southern Co., 2.45%, 9/01/18	3,000,000	3,074,250
Virginia Electric and Power Co., 1.2%, 1/15/18	2,790,000	2,755,602

		$29,503,298

Total Bonds (Identified Cost, $894,468,488)		$902,527,032

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 2.6%
MFS Institutional Money Market Portfolio, 0.08%, at Cost and Net Asset Value (v)	24,350,790	$24,350,790

Total Investments (Identified Cost, $918,819,278)		$926,877,822

OTHER ASSETS, LESS LIABILITIES – 0.3%		2,437,066

Net Assets – 100.0%		$929,314,888

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $244,158,488, representing 26.3% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/22	4/01/14	$1,629,960	$1,631,573
Babson Ltd., CLO, “A1”, FRN, 0.452%, 1/18/21	6/24/14	1,824,149	1,822,282
Banco Santander Chile, FRN, 1.126%, 4/11/17	4/08/14	510,000	509,999
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.602%, 6/25/22	9/19/12	1,421,457	1,423,647
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/19	2/11/14	3,809,844	3,809,981
Ford Credit Auto Owner Trust, 2014-1, “A”, 2.26%, 11/15/25	5/06/14	1,103,727	1,113,898
Kingdom of Denmark, 0.875%, 3/20/17	3/11/14	4,236,927	4,247,844
Kubota Credit Owner Trust, “A2”, 0.58%, 2/15/17	4/15/14	1,629,863	1,630,054
New Residential Advance Receivables Tust, 2014-T1, “A1”, 1.273%, 3/16/15	3/13/14	1,980,000	1,982,178
Petroleos Mexicanos, 3.125%, 1/23/19	1/15/14	487,000	503,802
Volkswagen Group of America Finance LLC, FRN, 0.597%, 5/23/17	5/15/14	2,090,000	2,092,353
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/23	5/13/14	1,599,899	1,599,766
Total Restricted Securities			$22,367,377
% of Net assets			2.4%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/14

Futures Contracts at 6/30/14

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	235	$28,073,320	September - 2014	$96,482

At June 30, 2014, the fund had liquid securities with an aggregate value of $249,068 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/14
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $894,468,488)	$902,527,032
Underlying affiliated funds, at cost and value	24,350,790
Total investments, at value (identified cost, $918,819,278)	$926,877,822
Cash	133,336
Receivables for
Investments sold	1,992,438
Fund shares sold	789,483
Interest	4,240,683
Other assets	3,966
Total assets		$934,037,728
Liabilities
Payables for
Daily variation margin on open futures contracts	$16,524
Investments purchased	3,418,138
Fund shares reacquired	1,050,729
Payable to affiliates
Investment adviser	38,113
Shareholder servicing costs	244
Distribution and/or service fees	6,358
Payable for independent Trustees’ compensation	469
Accrued expenses and other liabilities	192,265
Total liabilities		$4,722,840
Net assets		$929,314,888
Net assets consist of
Paid-in capital	$902,903,099
Unrealized appreciation (depreciation) on investments	8,155,026
Accumulated net realized gain (loss) on investments	2,433,250
Undistributed net investment income	15,823,513
Net assets		$929,314,888
Shares of beneficial interest outstanding		89,375,192

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$696,516,568	66,930,308	$10.41
Service Class	232,798,320	22,444,884	10.37

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/14
Net investment income
Income
Interest	$7,166,620
Dividends from underlying affiliated funds	13,940
Total investment income		$7,180,560
Expenses
Management fee	$1,847,637
Distribution and/or service fees	285,251
Shareholder servicing costs	9,961
Administrative services fee	59,382
Independent Trustees’ compensation	8,436
Custodian fee	50,581
Shareholder communications	50,693
Audit and tax fees	31,175
Legal fees	5,101
Miscellaneous	16,376
Total expenses		$2,364,593
Fees paid indirectly	(216)
Reduction of expenses by investment adviser	(17,860)
Net expenses		$2,346,517
Net investment income		$4,834,043
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$120,658
Futures contracts	(183,370)
Net realized gain (loss) on investments		$(62,712)
Change in unrealized appreciation (depreciation)
Investments	$3,127,798
Futures contracts	(516,664)
Net unrealized gain (loss) on investments		$2,611,134
Net realized and unrealized gain (loss) on investments		$2,548,422
Change in net assets from operations		$7,382,465

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/14 (unaudited )	Year ended 12/31/13
Change in net assets
From operations
Net investment income	$4,834,043	$10,413,885
Net realized gain (loss) on investments	(62,712)	3,335,226
Net unrealized gain (loss) on investments	2,611,134	(7,058,348)
Change in net assets from operations	$7,382,465	$6,690,763
Distributions declared to shareholders
From net investment income	$—	$(943,171)
From net realized gain on investments	—	(2,605,347)
Total distributions declared to shareholders	$—	$(3,548,518)
Change in net assets from fund share transactions	$(21,466,893)	$35,917,152
Total change in net assets	$(14,084,428)	$39,059,397
Net assets
At beginning of period	943,399,316	904,339,919
At end of period (including undistributed net investment income of $15,823,513 and $10,989,470, respectively)	$929,314,888	$943,399,316

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$10.32		$10.29	$10.18	$10.31		$10.23	$10.13
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.12	$0.11	$0.12		$0.14	$0.19
Net realized and unrealized gain (loss) on investments	0.03		(0.05)	0.12	(0.07)		0.11	0.19
Total from investment operations	$0.09		$0.07	$0.23	$0.05		$0.25	$0.38
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.12)	$(0.12)		$(0.16)	$(0.21)
From net realized gain on investments	—		(0.03)	—	(0.06)		(0.01)	(0.07)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.04)	$(0.12)	$(0.18)		$(0.17)	$(0.28)
Net asset value, end of period (x)	$10.41		$10.32	$10.29	$10.18		$10.31	$10.23
Total return (%) (k)(r)(s)(x)	0.87	(n)	0.71	2.24	0.53		2.41	3.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.45	0.64	0.65		0.65	0.65
Expenses after expense reductions (f)	0.45	(a)	0.45	N/A	N/A		N/A	0.65
Net investment income	1.11	(a)	1.19	1.12	1.14		1.32	1.82
Portfolio turnover	14	(n)	34	213	154		122	231
Net assets at end of period (000 omitted)	$696,517		$713,534	$723,068	$993,705		$1,004,464	$869,648

Service Class	Six months ended 6/30/14		Years ended 12/31
			2013	2012	2011		2010	2009
	(unaudited)
Net asset value, beginning of period	$10.30		$10.28	$10.17	$10.31		$10.23	$10.13
Income (loss) from investment operations
Net investment income (d)	$0.04		$0.10	$0.09	$0.09		$0.11	$0.17
Net realized and unrealized gain (loss) on investments	0.03		(0.05)	0.11	(0.07)		0.11	0.18
Total from investment operations	$0.07		$0.05	$0.20	$0.02		$0.22	$0.35
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.09)	$(0.10)		$(0.13)	$(0.18)
From net realized gain on investments	—		(0.03)	—	(0.06)		(0.01)	(0.07)
From tax return of capital	—		—	—	(0.00	)(w)	—	—
Total distributions declared to shareholders	$—		$(0.03)	$(0.09)	$(0.16)		$(0.14)	$(0.25)
Net asset value, end of period (x)	$10.37		$10.30	$10.28	$10.17		$10.31	$10.23
Total return (%) (k)(r)(s)(x)	0.68	(n)	0.48	2.01	0.17		2.16	3.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.70	0.88	0.90		0.90	0.90
Expenses after expense reductions (f)	0.70	(a)	0.70	N/A	N/A		N/A	0.90
Net investment income	0.86	(a)	0.94	0.87	0.89		1.05	1.66
Portfolio turnover	14	(n)	34	213	154		122	231
Net assets at end of period (000 omitted)	$232,798		$229,865	$181,272	$191,313		$149,752	$107,329

See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

Information prior to the close of business on December 7, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In June 2014, FASB issued Accounting Standards Update 2014-11, Transfers and Servicing (Topic 860) – Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (“ASU 2014-11”). ASU 2014-11 changes the accounting for repurchase-to-maturity transactions and enhances the required disclosures for repurchase agreements and other similar transactions. Although still evaluating the potential impacts of ASU 2014-11 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures which would first be effective for interim reporting periods beginning after March 15, 2015.

Balance Sheet Offsetting – The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2014 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$14,645,085	$—	$14,645,085
Non-U.S. Sovereign Debt	—	72,652,980	—	72,652,980
Municipal Bonds	—	24,687,071	—	24,687,071
U.S. Corporate Bonds	—	381,830,314	—	381,830,314
Residential Mortgage-Backed Securities	—	40,632,412	—	40,632,412
Commercial Mortgage-Backed Securities	—	7,708,542	—	7,708,542
Asset-Backed Securities (including CDOs)	—	105,831,872	—	105,831,872
Foreign Bonds	—	254,538,756	—	254,538,756
Mutual Funds	24,350,790	—	—	24,350,790
Total Investments	$24,350,790	$902,527,032	$—	$926,877,822

Other Financial Instruments
Futures Contracts	$96,482	$—	$—	$96,482

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2014 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$96,482

(a)	The value of futures contracts includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(183,370)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2014 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$(516,664)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. The fund’s right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific ISDA counterparty is subject.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps, and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements, and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as “Restricted cash” or “Deposits with brokers.” Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.

The fund purchased or sold debt securities on a when-issued or delayed delivery basis, or in a “To Be Announced” (TBA) or “forward commitment” transaction with delivery or payment to occur at a later date beyond the normal settlement period. At the time a fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the security acquired is reflected in the fund’s net asset value. The price of such security and the date that the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the fund until payment takes place. At the time that a fund enters into this type of transaction, the fund is required to have sufficient cash and/or liquid securities to cover its commitments. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date.

To mitigate this risk of loss on TBA securities and other types of forward settling mortgage-backed securities, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

For mortgage backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and one amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund’s collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2014, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/13
Ordinary income (including any short-term capital gains)	$3,548,518

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/14
Cost of investments	$919,341,809
Gross appreciation	8,118,916
Gross depreciation	(582,903)
Net unrealized appreciation (depreciation)	$7,536,013

As of 12/31/13
Undistributed ordinary income	11,836,819
Undistributed long-term capital gain	2,702,881
Net unrealized appreciation (depreciation)	4,489,624

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/14	Year ended 12/31/13	Six months ended 6/30/14	Year ended 12/31/13
Initial Class	$—	$943,171	$—	$2,029,100
Service Class	—	—	—	576,247
Total	$—	$943,171	$—	$2,605,347

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the six months ended June 30, 2014, this management fee reduction amounted to $16,871, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2014, the fee was $9,930, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2014, these costs amounted to $31.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2014 was equivalent to an annual effective rate of 0.0129% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. The ICCO is an officer of the funds and the sole member of Tarantino LLC. Prior to June 1, 2014, Robyn L. Griffin served as the Assistant ICCO and was an officer of the funds. Ms. Griffin is the sole member of Griffin Compliance LLC. Effective May 31, 2014, Ms. Griffin resigned as Assistant ICCO and the service agreement between the funds and Griffin Compliance LLC was terminated. For the six months ended June 30, 2014, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,040 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $989, which is included in the reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

For the six months ended June 30, 2014, purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$2,077,038
Investments (non-U.S. Government securities)	$129,894,327	$138,791,395

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/14		Year ended 12/31/13
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	3,076,092	$31,917,795	9,203,447	$94,755,012
Service Class	1,821,684	18,843,339	6,369,137	65,433,366
	4,897,776	$50,761,134	15,572,584	$160,188,378
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	290,261	$2,972,271
Service Class	—	—	56,384	576,247
	—	$—	346,645	$3,548,518
Shares reacquired
Initial Class	(5,275,895)	$(54,708,593)	(10,659,855)	$(109,834,785)
Service Class	(1,693,673)	(17,519,434)	(1,747,855)	(17,984,959)
	(6,969,568)	$(72,228,027)	(12,407,710)	$(127,819,744)
Net change
Initial Class	(2,199,803)	$(22,790,798)	(1,166,147)	$(12,107,502)
Service Class	128,011	1,323,905	4,677,666	48,024,654
	(2,071,792)	$(21,466,893)	3,511,519	$35,917,152

The fund is one of several mutual funds in which certain of the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 11%, 10%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2014, the fund’s commitment fee and interest expense were $1,897 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	24,316,082	130,328,830	(130,294,122)	24,350,790

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$13,940	$24,350,790

MFS Limited Maturity Portfolio

PROXY VOTING POLICIES AND INFORMATION

MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “Commentary & Announcements” and “Market Outlooks” sections of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 15, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 15, 2014

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 15, 2014

*	Print name and title of each signing officer under his or her signature.